2001

                                  ANNUAL REPORT

                                OCTOBER 31, 2001


                                [GRAPHIC OMITTED]


                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                                  Money Market

                                 U.S. Government

                                    Municipal

                        California Municipal Money Market

                         New York Municipal Money Market



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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS                                                                          EXECUTIVE OFFICERS

       GEORGE F. STAUDTER                        CAROLYN B. LEWIS                         GEORGE A. RIO*
       Director of Koger Equity, Inc.            President of                             President, Treasurer
       Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

       RICHARD W. DALRYMPLE                      LAWRENCE J. TOAL                         CHRISTOPHER J. KELLEY*
       President of Teamwork Mgmt., Inc.         President and CEO of                     Vice President and Secretary
                                                 Dime Bancorp, Inc.

       *Affiliated person of the Distributor



                                                 TD WATERHOUSE ASSET MANAGEMENT, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS

       LAWRENCE M. WATERHOUSE, JR.               FRANK J. PETRILLI                        RICHARD H. NEIMAN
       Chairman                                  Chairman, President and                  Executive Vice President,
       TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


       SENIOR OFFICERS

       DAVID A. HARTMAN                          B. KEVIN STERNS                          MICHELE R. TEICHNER
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                          & Administration



                                                         SERVICE PROVIDERS


                  INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
          TD Waterhouse Asset Management, Inc.       National Investor Services Corp.             Ernst & Young LLP
                    100 Wall Street                          55 Water Street                     787 Seventh Avenue
                  New York, NY 10005                       New York, NY 10041                    New York, NY 10019

                    ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
                 SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
         TD Waterhouse Investor Services, Inc.               100 Church Street                   599 Lexington Avenue
                    100 Wall Street                        New York, NY 10286                    New York, NY 10022
                  New York, NY 10005
              Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
                    1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                             60 State Street                    153 East 53rd Street
                                                            Boston, MA 02109                     New York, NY 10022

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

DEAR SHAREHOLDER,

I am pleased to provide you with the TD Waterhouse Family of Funds (the Fund) annual report for the fiscal year ended October 31, 2001.

During the year, each of the five Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 2001, assets in the five Portfolios increased to a total of $10.0 billion.


PORTFOLIO RESULTS*
For the fiscal year ended October 31, 2001, the five portfolios had the following annualized returns.

                                                                                               Tax
                                                                Tax                          Equivalent                    Tax
                                                             Equivalent      Seven-Day       Seven-Day                  Equivalent
                                              Seven-Day       Seven-Day       Effective       Effective     Average      Average
                                              Yield at        Yield at        Yield at        Yield at      Annual       Annual
                                              10/31/01       10/31/01 (1)     10/31/01       10/31/01 (1)   Return       Return (1)
                                              --------       ------------     --------       ------------   ------       ----------

Money Market Portfolio                          2.36%            --              2.38%           --          4.45%           --
U.S. Government Portfolio                       2.26%            --              2.29%           --          4.31%           --
Municipal Portfolio                             1.69%          2.64%             1.70%         2.66%         2.74%         4.28%
California Municipal Money Market Portfolio     1.48%          2.71%             1.49%         2.72%         2.38%         4.35%
New York Municipal Money Market Portfolio       1.42%          2.63%             1.43%         2.65%         2.53%         4.68%


COMMENTARY

Over the six months since our last report, the decline in our economy has accelerated. This slowdown was partly due to a shift in the economic cycle from one of the longest periods of growth in the history of this country. Excesses in the technology area had vaulted the stock markets and financial markets to unsustainable levels and consumption and productivity had reached such high points that a correction was inevitable. During the spring and summer months the markets signaled the coming of this decline.

In September, our country withstood terrorist attacks on the World Trade Center, the Pentagon and a number of airliners -- truly tragic events. This brought about major disruption in the lives of the citizens of the United States and further fueled the economic downturn.

To provide support to the weakening economy, the Federal Reserve Bank has taken action by reducing the Federal targeted funds rate four times for a total of
1.75 percent since September 17, 2001. This was in addition to previous cuts totalling 3.00 percent that began in January 2001. The targeted rate is currently 1.75 percent, the lowest in more than forty years, and there is still a chance that the Federal Reserve Board of Governors may reduce it further. In a statement issued with the last rate cut in December, the Federal Reserve said economic activity remains soft with only tentative signs of firming.

The Funds portfolios have generally had extended average maturities since the beginning of 2001 and have benefited from locking in yields for a longer time.


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As we look to the next six months, we anticipate shortening the average weighted maturity of the Fund to a more neutral stance, which should provide flexibility to buy higher yielding securities in the event that the economy starts to recover and interest rates begin to rise. Our goal of maximizing shareholders returns, while maintaining a conservative investment strategy, remains. In short, liquidity and safety of principal will continue to be the overall guideline for these Portfolios.

We look forward to continuing to meet your investment needs in the years to come.

Sincerely,



/s/ Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.
December 12, 2001

*An investment in a Portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although, the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Past performance is not a guarantee of future results. These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended October 31, 2001, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U. S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios. Without these fee waivers in effect, the seven-day yields at October 31, 2001, tax equivalent seven-day yields at October 31, 2001, seven-day effective yields at October 31, 2001, tax equivalent seven-day effective yields at October 31, 2001, average annual returns and tax equivalent average annual returns would have been lower.

The seven-day yield more closely reflects the current earnings of a Portfolio than the seven-day effective yield and average annual returns. Yield will fluctuate.



(1) Taxable equivalent return and yield at 36% marginal federal income tax rate for the Municipal and California Municipal Money Market Portfolios, and 35.5% for the New York Municipal Money Market Portfolio. Taxable equivalent return and yield at 9.3% marginal state income tax rate for the California Municipal Money Market Portfolio and 6.85% for the New York Municipal Money Market Portfolio. Taxable equivalent return and yield at 3.59% marginal city income tax rate for the New York Municipal Money Market Portfolio (other rates or a zero rate may be applied by other cities or subdivisions of the state of New York).


Distributor: Funds Distributor, Inc.


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              TABLE OF CONTENTS

Statements of Assets and Liabilities .........................................6

Statements of Operations .....................................................7

Statements of Changes in Net Assets ..........................................8

Financial Highlights ........................................................10

Notes to Financial Statements ...............................................14

Money Market Portfolio
   Schedule of Investments ..................................................17

U.S. Government Portfolio
   Schedule of Investments ..................................................22

Municipal Portfolio
   Schedule of Investments ..................................................24

California Municipal Money Market Portfolio
   Schedule of Investments ..................................................32

New York Municipal Money Market Portfolio
   Schedule of Investments ..................................................34

Notes to Schedules of Investments ...........................................36

Report of Independent Auditors ..............................................37


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                                                         TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                         STATEMENTS OF ASSETS AND LIABILITIES
                                                                    October 31, 2001


                                                                                                      California        New York
                                                                                                       Municipal        Municipal
                                                    Money             U.S.                               Money            Money
                                                   Market          Government        Municipal          Market           Market
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               --------------   --------------    --------------    --------------   --------------
ASSETS
  Investments in securities, at value
    (including repurchase agreements of
    $101,000,000, $76,603,000, $0, $0,
    and $0, respectively) (Note 2)             $7,821,469,231   $1,253,369,951    $  652,505,586    $  230,194,944   $  132,236,298
  Cash                                              2,383,687        1,454,588           386,128           364,080           75,594
  Receivable for securities sold                           --       29,793,000                --                --               --
  Interest receivable                              47,716,595        5,230,238         3,776,394         1,066,700          664,338
                                               --------------   --------------    --------------    --------------   --------------
           TOTAL ASSETS                         7,871,569,513    1,289,847,777       656,668,108       231,625,724      132,976,230


LIABILITIES
  Payable for securities purchased                 27,800,000      107,270,682         7,409,078                --               --
  Payable to Investment Manager and its
    affiliates (Note 3)                             4,716,668          708,217           398,655           123,632           73,315
  Accrued expenses and other liabilities            1,057,630          129,555            74,947             9,692            4,188
  Dividends payable to shareholders                   502,913           72,518            29,257             9,039            4,865
                                               --------------   --------------    --------------    --------------   --------------
           TOTAL LIABILITIES                       34,077,211      108,180,972         7,911,937           142,363           82,368
                                               --------------   --------------    --------------    --------------   --------------


NET ASSETS                                     $7,837,492,302   $1,181,666,805    $  648,756,171    $  231,483,361   $  132,893,862
                                               ==============   ==============    ==============    ==============   ==============


  Net assets consist of:
  Paid-in capital                              $7,837,365,512    $1,181,612,516   $  648,756,332    $  231,483,775   $  132,894,412
  Accumulated net realized gains
    (losses)from
    security transactions                             126,790           54,289              (161)             (414)            (550)
                                               --------------   --------------    --------------    --------------   --------------
  Net assets, at value                         $7,837,492,302    $1,181,666,805   $  648,756,171    $  231,483,361   $  132,893,862
                                               ==============   ==============    ==============    ==============   ==============

  Shares outstanding
    ($.0001 par value common stock,
    50 billion, 20 billion,
    10 billion, 10 billion
    and 10 billion
    shares authorized, respectively)            7,837,365,512    1,181,612,516       648,756,332       231,483,775      132,894,412
                                               ==============   ==============    ==============    ==============   ==============

  Net asset value, redemption price
    and offering price
    per share (Note 2)                         $         1.00    $        1.00    $         1.00    $         1.00   $         1.00
                                               ==============   ==============    ==============    ==============   ==============


                                                Please see accompanying notes to financial statements.

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                             Statements of Operations
                                        For the Year Ended October 31, 2001

                                                                                                      California        New York
                                                                                                       Municipal        Municipal
                                                    Money             U.S.                               Money            Money
                                                   Market          Government        Municipal          Market           Market
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               --------------   --------------    --------------    --------------   --------------

       Investment Income
         Interest income                       $  362,637,288    $  49,764,406    $   20,752,760    $    6,820,081   $    3,695,584
                                               --------------   --------------    --------------    --------------   --------------


       Expenses
         Investment management fees (Note 3)       24,054,692        3,566,792         2,129,803           798,306          418,715
         Shareholder servicing fees (Note 3)       17,996,047        2,551,114         1,521,292           570,220          299,083
         Transfer agent fees (Note 3)              14,396,980        2,040,911         1,217,045           456,180          239,269
         Administration fees (Note 3)               7,198,358        1,020,437           608,511           228,086          119,632
         Shareholder reports and mailing            1,035,328          103,340            52,264            19,641            6,263
         Registration fees                            544,092          179,129           103,536            37,484           31,938
         Custody fees (Note 2)                        293,278           52,509            33,287             6,545            6,122
         Professional fees                             99,915           16,165             8,874             8,420            3,102
         Directors' fees                               12,306           12,306            12,306            12,305           12,305
         Other expenses                               497,204           38,550            16,579             2,620            2,253
                                               --------------   --------------    --------------    --------------   --------------
         Total Expenses                            66,128,200        9,581,253         5,703,497         2,139,807        1,138,682

       Fees waived/expenses reimbursed by
         the Investment Manager and its
         affiliates (Note 3)                      (12,139,949)      (1,927,908)       (1,200,474)         (657,237)        (361,067)
                                               --------------   --------------    --------------    --------------   --------------
         Net Expenses                              53,988,251        7,653,345         4,503,023         1,482,570          777,615
                                               --------------   --------------    --------------    --------------   --------------

         Net Investment Income                    308,649,037       42,111,061        16,249,737         5,337,511        2,917,969
                                               --------------   --------------    --------------    --------------   --------------

       NET REALIZED GAINS (LOSSES)
         FROM SECURITY TRANSACTIONS                   356,508           55,795             9,515             2,147             (424)
                                               --------------   --------------    --------------    --------------   --------------

       NET INCREASE IN NET ASSETS
         FROM OPERATIONS                       $  309,005,545    $  42,166,856    $   16,259,252     $   5,339,658   $    2,917,545
                                               ==============   ==============    ==============    ==============   ==============





                                                Please see accompanying notes to financial statements.

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                        Statements of Changes in Net Assets

                                                    Money                              U.S.
                                                   Market                           Government
                                                  Portfolio                          Portfolio

                                        Year                Year                Year              Year
                                        Ended               Ended               Ended             Ended
                                     October 31,         October 31,         October 31,       October 31,
                                        2001                2000                2001              2000
                                   -------------       -------------       -------------      ------------
Operations:
   Net investment income           $    308,649,037    $    314,029,683    $    42,111,061    $    48,784,489
   Net realized gains (losses)
    from security transactions              356,508            (172,114)            55,795               (348)
                                   ----------------    ----------------    ---------------    ---------------

 Net increase in net assets
    from operations                     309,005,545         313,857,569         42,166,856         48,784,141
                                   ----------------    ----------------    ---------------    ---------------


Distributions to Shareholders:
   From net investment income          (308,649,037)       (314,029,683)       (42,111,061)       (48,784,489)
                                   ----------------    ----------------    ---------------    ---------------


Capital Share Transactions
 ($1.00 per share):
   Proceeds from shares sold         24,732,158,302      34,307,024,019      3,432,360,673      4,560,320,296
   Shares issued in reinvestment
      of dividends                      309,153,691         314,863,794         42,182,234         48,988,109
   Payments for shares redeemed     (23,360,039,688)    (33,112,120,801)    (3,184,731,235)    (4,598,228,972)
                                   ----------------    ----------------    ---------------    ---------------

Net increase in net assets from
   capital share transactions         1,681,272,305       1,509,767,012        289,811,672         11,079,433
                                   ----------------    ----------------    ---------------    ---------------

Total Increase in Net Assets          1,681,628,813       1,509,594,898        289,867,467         11,079,085

Net Assets:
   Beginning of period                6,155,863,489       4,646,268,591        891,799,338        880,720,253
                                   ----------------    ----------------    ---------------    ---------------

   End of period                   $  7,837,492,302    $  6,155,863,489    $ 1,181,666,805      $ 891,799,338
                                   ================    ================    ===============    ===============


                                                 Municipal
                                                 Portfolio

                                                Year                  Year
                                                Ended                Ended
                                             October 31,           October 31,
                                                2001                  2000
                                            ------------         -------------
Operations:
   Net investment income                   $    16,249,737      $    17,178,226
   Net realized gains (losses)
    from security transactions                       9,515               (5,183)
                                           ---------------      ---------------

 Net increase in net assets
    from operations                             16,259,252           17,173,043
                                           ---------------      ---------------


Distributions to Shareholders:
   From net investment income                  (16,249,737)         (17,178,226)
                                           ---------------      ---------------


Capital Share Transactions
 ($1.00 per share):
   Proceeds from shares sold                 1,842,165,966        2,261,209,517
   Shares issued in reinvestment
      of dividends                              16,272,478           17,240,699
   Payments for shares redeemed             (1,733,259,688)      (2,242,013,827)
                                           ---------------      ---------------

Net increase in net assets from
   capital share transactions                  125,178,756           36,436,389
                                           ---------------      ---------------

Total Increase in Net Assets                   125,188,271           36,431,206

Net Assets:
   Beginning of period                         523,567,900          487,136,694
                                           ---------------      ---------------

   End of period                           $   648,756,171      $   523,567,900
                                           ===============      ===============




                                                Please see accompanying notes to financial statements.

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.

                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                    (CONTINUED)

                                                        California Municipal                     New York Municipal
                                                            Money Market                            Money Market
                                                              Portfolio                               Portfolio

                                                     Year               Period               Year                 Period
                                                     Ended               Ended               Ended                 Ended
                                                  October 31,         October 31,         October 31,           October 31,
                                                     2001                2000*               2001                  2000*
                                               --------------      --------------       --------------        -------------

OPERATIONS:
   Net investment income                    $       5,337,511     $     1,105,621      $     2,917,969     $        600,777
   Net realized gains (losses) from
      security transactions                             2,147              (2,561)                (424)                (126)
                                               --------------      --------------       --------------        -------------

   Net increase in net assets from operations       5,339,658           1,103,060            2,917,545              600,651
                                               --------------      --------------       --------------        -------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (5,337,511)         (1,105,621)          (2,917,969)            (600,777)
                                               --------------      --------------       --------------        -------------


CAPITAL SHARE TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold                      655,258,397         373,855,182          357,076,282          175,074,126
   Shares issued in reinvestment
      of dividends                                  5,346,603           1,087,491            2,922,687              591,195
   Payments for shares redeemed                  (643,669,704)       (160,394,194)        (327,810,489)         (74,959,389)
                                               --------------      --------------       --------------        -------------

Net increase in net assets from
   capital share transactions                      16,935,296         214,548,479           32,188,480          100,705,932
                                               --------------      --------------       --------------        -------------

TOTAL INCREASE IN NET ASSETS                       16,937,443         214,545,918           32,188,056          100,705,806


NET ASSETS:
   Beginning of period                            214,545,918                  --          100,705,806                   --
                                               --------------      --------------       --------------        -------------

   End of period                             $    231,483,361      $  214,545,918       $  132,893,862       $  100,705,806
                                               ==============      ==============       ==============        =============



* Portfolio commenced operations on September 1, 2000.


                                                Please see accompanying notes to financial statements.


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                               FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                           Money Market Portfolio


                                                 Year              Year              Year             Year             Year
                                                 Ended             Ended             Ended            Ended            Ended
                                              October 31,       October 31,       October 31,      October 31,      October 31,
                                                 2001              2000              1999             1998             1997

                                            --------------     -------------    -------------    -------------     ------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period    $         1.000   $        1.000    $       1.000    $       1.000     $      1.000
                                           ---------------   ---------------   --------------   --------------   --------------
   Net investment income                             0.044            0.056            0.044            0.049            0.048
                                           ---------------   ---------------   --------------   --------------   --------------
   Distributions from net investment
      income                                        (0.044)          (0.056)          (0.044)          (0.049)          (0.048)
                                           ---------------   ---------------   --------------   --------------   --------------
   Net asset value, end of period          $         1.000    $       1.000    $       1.000    $       1.000     $      1.000
                                           ===============   ===============   ==============   ==============   ==============

RATIOS
   Ratio of expenses to average net assets           0.75%            0.75%             0.71%            0.75%           0.83%

   Ratio of net investment income to
      average net assets                             4.29%            5.69%             4.44%            4.92%           4.79%

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                            0.17%            0.17%             0.21%            0.15%           0.08%


SUPPLEMENTAL DATA
   Total investment return (A)                       4.45%            5.74%             4.54%            5.04%           4.89%

   Net assets, end of period            $   7,837,492,302   $ 6,155,863,489    $4,646,268,591   $2,957,725,894   $1,787,786,777
                                           ===============   ===============   ==============   ==============   ==============

   Average net assets                   $   7,201,241,377   $ 5,519,126,965    $4,035,269,586   $2,302,804,288   $1,592,722,254
                                           ===============   ===============   ==============   ==============   ==============



(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                                Please see accompanying notes to financial statements.


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                          U.S. Government Portfolio


                                                 Year              Year              Year             Year             Year
                                                 Ended             Ended             Ended            Ended            Ended
                                              October 31,       October 31,       October 31,      October 31,      October 31,
                                                 2001              2000              1999             1998             1997

                                            --------------     -------------    -------------    -------------     ------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period    $         1.000   $         1.000   $       1.000    $        1.000   $       1.000
                                           ---------------   ---------------   --------------   --------------   --------------
   Net investment income                             0.042             0.054           0.044             0.048           0.047
                                           ---------------   ---------------   --------------   --------------   --------------
   Distributions from net investment
      income                                        (0.042)           (0.054)         (0.044)           (0.048)         (0.047)
                                           ---------------   ---------------   --------------   --------------   --------------
   Net asset value, end of period          $         1.000   $         1.000   $       1.000    $        1.000   $       1.000
                                           ===============   ===============   ==============   ==============   ==============

RATIOS
   Ratio of expenses to average net assets           0.75%             0.75%            0.75%            0.78%            0.81%

   Ratio of net investment income to
      average net assets                             4.13%             5.41%            4.40%            4.80%            4.69%

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                            0.19%             0.19%            0.19%            0.11%            0.07%


SUPPLEMENTAL DATA
   Total investment return (A)                       4.31%             5.56%            4.47%            4.91%            4.79%

   Net assets, end of period               $1,181,666,805    $  891,799,338    $  880,720,253   $  537,403,768   $  402,685,311
                                           ===============   ===============   ==============   ==============   ==============

   Average net assets                      $1,020,855,050    $  901,031,857    $  678,643,185   $  457,821,528   $  398,635,777
                                           ===============   ===============   ==============   ==============   ==============



(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                                Please see accompanying notes to financial statements.

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                              Municipal Portfolio


                                                 Year              Year              Year             Year             Year
                                                 Ended             Ended             Ended            Ended            Ended
                                              October 31,       October 31,       October 31,      October 31,      October 31,
                                                 2001              2000              1999             1998             1997

                                            --------------     -------------    -------------    -------------     ------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period    $         1.000   $         1.000   $        1.000   $        1.000   $        1.000
                                           ---------------   ---------------   --------------   --------------   --------------
   Net investment income                             0.027             0.034            0.026            0.029            0.030
                                           ---------------   ---------------   --------------   --------------   --------------
   Distributions from net investment
      income                                        (0.027)           (0.034)          (0.026)          (0.029)          (0.030)
                                           ---------------   ---------------   --------------   --------------   --------------
   Net asset value, end of period          $         1.000   $         1.000   $        1.000   $        1.000   $        1.000
                                           ===============   ===============   ==============   ==============   ==============

RATIOS
   Ratio of expenses to average net assets           0.74%             0.74%             0.74%            0.72%            0.74%

   Ratio of net investment income to
      average net assets                             2.67%             3.40%             2.56%            2.93%            2.97%

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                            0.20%             0.21%             0.21%            0.13%            0.10%


SUPPLEMENTAL DATA
   Total investment return (A)                       2.74%             3.45%             2.59%            2.98%            3.01%

   Net assets, end of period               $  648,756,171    $  523,567,900    $  487,136,694  $   381,090,446  $   265,623,696
                                           ===============   ===============   ==============   ==============   ==============

   Average net assets                      $  608,775,666    $  505,599,538    $  439,705,095  $   312,133,086  $   252,444,536
                                           ===============   ===============   ==============   ==============   ==============



(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                                Please see accompanying notes to financial statements.


------------------------------------------------------------------------------------------------------------------------------------
12


------------------------------------------------------------------------------------------------------------------------------------

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                        California Municipal                     New York Municipal
                                                            Money Market                            Money Market
                                                              Portfolio                               Portfolio

                                                     Year               Period                Year                Period
                                                     Ended               Ended                Ended                Ended
                                                  October 31,         October 31,          October 31,          October 31,
                                                     2001                2000*                2001                 2000*
                                               --------------      --------------       --------------        -------------

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period        $        1.000      $        1.000       $        1.000        $       1.000
                                               --------------      --------------       --------------        -------------
   Net investment income                                0.024               0.005                0.025                0.006
                                               --------------      --------------       --------------        -------------
   Distributions from net investment
      income                                           (0.024)             (0.005)              (0.025)              (0.006)
                                               --------------      --------------       --------------        -------------
   Net asset value, end of period              $        1.000      $        1.000       $        1.000        $       1.000
                                               ==============      ==============       ==============        =============

RATIOS
   Ratio of expenses to average net assets              0.65%               0.65% (A)            0.65%                0.65% (A)

   Ratio of net investment income to
      average net assets                                2.34%               2.95% (A)            2.44%                3.53% (A)

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                               0.29%               0.50% (A)            0.30%                0.57% (A)

SUPPLEMENTAL DATA
   Total investment return (B)                          2.38%               2.96% (A)            2.53%                3.54% (A)

   Net assets, end of period                   $  231,483,361      $  214,545,918       $  132,893,862       $  100,705,806
                                               ==============      ==============       ==============        =============

   Average net assets                        $    228,193,975      $  224,605,169       $  119,680,318       $  101,951,165
                                               ==============      ==============       ==============        =============


*    Portfolio commenced operations on September 1, 2000.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.



--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2001


NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market investment portfolios (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, which are non-diversified. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2001, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

--------------------------------------------------------------------------------

14

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2001
                                   (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of October 31, 2001, for Federal income tax purposes the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                                        Amount          Expiring
                                                      ---------        ---------

      Municipal Portfolio                                 $161             2008

      California Municipal Money Market Portfolio          414             2008

      New York Municipal Money Market Portfolio            126             2008
                                                           424             2009

Accounting Standards Issued but Not Yet Implemented -- On November 21, 2000, the American Institute of Certified Public Accountants issued the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended October 31, 2001, the Investment Manager voluntarily waived $4,588,249, $749,110, $466,851, $255,592 and $140,415 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended October 31, 2001, TD Waterhouse voluntarily waived $1,373,036, $214,327, $133,386, $73,026 and $40,119 of its administrative fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2001
                                   (CONTINUED)

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 2001, TD Waterhouse voluntarily waived $3,432,591, $535,817, $333,465, $182,566 and $100,296 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended October 31, 2001, the Transfer Agent voluntarily waived $2,746,073, $428,654, $266,772, $146,053 and $80,237 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.


NOTE 4 -- CREDIT RISK

The California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio.


NOTE 5-- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios designate substantially all the dividends paid from net investment income during the year ended October 31, 2001 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 2001 calendar year early in 2002.


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--17.7%
$100,000,000    Americredit Automobile Receivables Trust, Ser. 2001-D, Class A-1,
                2.39%, due 11/12/02 (GTY: FSA)                                                            2.39     $    100,000,000
 150,000,000    Aquinas Funding, LLC, 2.30%, due 1/18/02 (Counterparty: MBIA,
                LIQ: Rabobank Nederland) (Note E)                                                         2.31          149,252,500
  20,000,000    Aquinas Funding, LLC, 2.35%, due 12/20/01 (Counterparty:
                MBIA, LIQ: Rabobank Nederland) (Note E)                                                   2.36           19,936,028
  40,000,000    Belford U.S. Capital Co., LLC, VRN, 2.52%, due 11/15/01 (Notes A, E)                      2.52           40,000,000
  65,000,000    Belford U.S. Capital Co., LLC, VRN, 2.41%, due 11/29/01 (Notes A, E)                      2.41           65,000,000
 100,000,000    Belford U.S. Capital Co., LLC, VRN, 3.12%, due 12/19/01 (Notes A, E)                      3.12          100,000,000
  25,000,000    Belford U.S. Capital Co., LLC, VRN, 2.59%, due 12/28/01 (Notes A, E)                      2.59           25,000,000
  50,000,000    Belford U.S. Capital Co., LLC, VRN, 2.57%, due 12/28/01 (Notes A, E)                      2.57           50,000,000
  45,000,000    Belford U.S. Capital Co., LLC, VRN, 2.33%, due 1/23/02 (Notes A, E)                       2.33           45,000,000
  71,626,012    Capital One Auto Investment, LLC Auto-Receivable-Backed Notes, Ser. 2000-B, Class A-1,
                3.75%, due 8/13/02 (Insured: MBIA)                                                        3.75           71,626,012
  24,015,000    Holdenby Capital Co., LLC, 2.66%, due 11/1/01 (LIQ: Commerzbank AG) (Note E)              2.66           24,015,000
   5,274,000    Holdenby Capital Co., LLC, 2.38%, due 12/12/01 (LIQ: Commerzbank AG) (Note E)             2.39            5,259,704
  25,000,000    Liberty Lighthouse U.S. Capital Co., VRN, LLC, 2.63%, due 11/15/01 (Notes A, E)           2.63           25,004,680
 200,000,000    Liberty Lighthouse U.S. Capital Co., VRN, LLC, 2.52%, due 11/15/01 (Notes A, E)           2.52          200,000,000
  30,000,000    Liberty Lighthouse U.S. Capital Co., VRN, LLC, 3.71%, due 11/24/01 (Notes A, E)           3.39           30,024,833
  10,000,000    Liberty Lighthouse U.S. Capital Co., VRN, LLC, 2.40%, due 11/25/01 (Notes A, E)           2.44            9,998,038
 120,000,000    Liberty Lighthouse U.S. Capital Co., VRN, LLC, 3.11%, due 12/19/01 (Notes A, E)           3.11          120,000,000
  49,675,000    Long Lane Master Trust IV, CP Ser. 1999-A, 3.53%, due 11/13/01
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      3.56           49,616,549
  32,588,000    Long Lane Master Trust IV, CP Ser. 1999-A, 2.74%, due 11/15/01
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      2.75           32,553,276
  16,549,000    Long Lane Master Trust IV, CP Ser. 1999-A, 3.43%, due 11/23/01
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      3.46           16,514,311
  13,949,000    Long Lane Master Trust IV, CP Ser. 1999-A, 2.61%, due 12/26/01
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      2.63           13,893,378
  47,872,000    Long Lane Master Trust IV, CP Ser. 1999-A, 2.61%, due 1/11/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      2.63           47,625,579
  37,500,000    ONYX Acceptance Owner Trust, Ser. 2001-D, Cl. A-1, 2.38%, due 10/15/02 (GTY: MBIA)        2.38           37,500,000
  59,341,000    Park Avenue Receivables Corp., 2.47%, due 11/15/01
                (LIQ: 90% Park Avenue Receivables Corp.; 10% JPMorgan Chase Bank) (Note E)                2.75           59,284,000
  50,000,000    UACSC 2001-C Owner Trust, Class A-1 Notes, 2.59%, due 10/8/02 (GTY: MBIA)                 2.59           50,000,000
                                                                                                                     --------------
                                                                                                                      1,387,103,888
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--8.0%
 100,000,000    Goldman Sachs Group, Inc., VRN, 3.80%, due 11/5/01 (Notes A, E)                           3.80          100,000,000
  30,000,000    Goldman Sachs Group, Inc., VRN, 3.74%, due 11/19/01 (Note A)                              3.58           30,084,005
  15,400,000    Goldman Sachs Group, Inc., VRN, 3.49%, due 12/12/01 (Note A)                              3.14           15,408,697
 120,000,000    Goldman Sachs Group, Inc., VRN, 2.61%, due 1/15/02 (Notes A, E)                           2.61          120,000,000
  10,000,000    Lehman Bros. Holdings, Inc., VRN, 2.49%, due 11/23/01 (Note A)                            2.49           10,000,153
 350,000,000    Morgan Stanley, Dean Witter, Discover & Co., VRN, 2.59%, due 11/15/01 (Note A)            2.57          350,057,845
                                                                                                                     --------------
                                                                                                                        625,550,700
                                                                                                                     --------------

                EXTENDIBLE COMMERCIAL NOTES--4.0%
  98,181,000    ASAP Funding Inc., 2.60%, due 11/5/01 (Counterparty: 53% Bank of America Corp.;
                47% Citigroup, Inc.) (Notes E, F)                                                         2.61           98,152,637
  50,000,000    ASAP Funding Inc., 2.42%, due 12/12/01 (Counterparty: 53% Bank of America Corp.;
                47% Citigroup, Inc.) (Notes E, F)                                                         2.43           49,862,194
 105,000,000    ASAP Funding Inc., 2.58%, due 1/3/02 (Counterparty: 53% Bank of America Corp.;
                47% Citigroup, Inc.) (Notes E, F)                                                         2.60          104,525,925
  60,000,000    ASAP Funding Inc., 2.35%, due 1/23/02 (Counterparty: 53%  Bank of America Corp.;
                47% Citigroup, Inc.) (Notes E, F)                                                         2.36           59,674,917
                                                                                                                     --------------
                                                                                                                        312,215,673
                                                                                                                     --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17



------------------------------------------------------------------------------------------------------------------------------------

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FINANCE & INSURANCE OBLIGATIONS--6.1%
$ 18,200,000    AIC Corp., VRN, 2.74%, due 1/2/02 (GTY: Citigroup, Inc.) (Note A)                         2.71   $       18,219,889
  75,500,000    Associates Corp. of N.A., VRN, 2.64%, due 12/26/01 (GTY: Citigroup, Inc.) (Note A)        2.64           75,500,000
  70,000,000    Sigma Finance Inc., VRN, 2.68%, due 11/1/01 (Notes A, E)                                  2.68           70,000,000
  50,000,000    Sigma Finance Inc., VRN, 3.60%, due 11/16/01 (Notes A, E)                                 3.60           50,001,319
  65,000,000    Sigma Finance Inc., VRN, 2.51%, due 11/16/01 (Notes A, E)                                 2.51           65,000,000
  50,000,000    Sigma Finance Inc., VRN, 2.60%, due 12/3/01 (Notes A, E)                                  2.60           50,000,000
  50,000,000    Sigma Finance Inc., 5.31%, due 2/1/02 (Note E)                                            5.10           50,016,529
  10,000,000    Sigma Finance Inc., 4.24%, due 5/24/02 (Note E)                                           2.62           10,088,686
  85,000,000    Sigma Finance Inc., 4.15%, due 8/2/02 (Note E)                                            4.15           85,000,000
                                                                                                                     --------------
                                                                                                                        473,826,423
                                                                                                                     --------------

                FUNDING AGREEMENTS--5.4%
 275,000,000    Metropolitan Life Insurance Co., VRN, 2.67%, due 1/1/02 (Notes A, B)                      2.67          275,000,000
 150,000,000    Travelers Insurance Co., VRN, 2.69%, due 12/21/01 (Notes A, B)                            2.69          150,000,000
                                                                                                                     --------------
                                                                                                                        425,000,000
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--5.0%
  27,223,968    Amtrak Trust 93-B, Ser. A, VRN, 2.70%, due 11/5/01 (GTY: General Electric Co.) (Note A)   2.70           27,223,968
  20,218,800    Amtrak Trust 93-B, Ser. B, VRN, 2.70%, due 11/5/01 (GTY: General Electric Co.) (Note A)   2.70           20,218,800
 110,000,000    BellSouth Telecommunications Inc., VRN, 3.44%, due 12/4/01 (Note A)                       3.44          110,000,000
  40,000,000    BP Amoco Capital PLC, 2.37%, due 6/26/02                                                  2.41           39,375,900
  10,000,000    Frontenac Properties, Inc., VRN, 2.60%, due 11/7/01
                (GTY: Sisters of Mercy Health System, Inc.) (Note A)                                      2.60           10,000,000
  75,000,000    General Electric Captial Corp., 2.52%, due 12/18/01                                       2.51           74,754,556
  20,000,000    General Electric Captial Corp., 5.44%, due 1/14/02                                        2.71           20,109,160
  90,000,000    National Rural Utilities Cooperative Finance Corp., 5.10%, due 2/5/02                     5.10           90,000,000
                                                                                                                     --------------
                                                                                                                        391,682,384
                                                                                                                     --------------

                LOAN PARTICIPATIONS--0.6%
  49,000,000    Luddite Associates, 2.53%, due 1/7/02 (GTY: Prudential Ins. Co. of America) (Note B)      2.53           49,000,000
                                                                                                                     --------------

                TOTAL CORPORATE OBLIGATIONS--46.8%                                                                     3,664,379,068
                                                                                                                     --------------

                BANK OBLIGATIONS

                BANK NOTES--10.9%
  50,000,000    American Express Centurion Bank, VRN, 2.38%, due 11/26/01 (Note A)                        2.38           50,000,000
  39,350,000    Bank of America Corp., VRN, 3.30%, due 12/17/01 (Note A)                                  3.18           39,390,744
   5,200,000    Bank of America Corp., 3.62%, due 2/20/02                                                 3.62            5,200,000
  10,000,000    Bank of Scotland Treasury Services, VRN, 2.32%, due 1/31/02
                (GTY: Bank of Scotland) (Note A)                                                          2.32           10,006,514
  60,000,000    Bank One, N.A., VRN, 3.58%, due 11/23/01 (Note A)                                         3.54           60,032,923
  65,770,000    Bankers Trust Corp., 2.38%, due 1/30/02                                                   2.38           65,785,752
  65,000,000    First Union National Bank, VRN, 2.74%, due 11/1/01 (Note A)                               2.74           65,000,000
 100,000,000    First Union National Bank, VRN, 2.60%, due 11/23/01 (Note A)                              2.59          100,129,152
  37,000,000    First Union National Bank, VRN, 3.16%, due 12/14/01 (Note A)                              3.16           37,002,727
  50,000,000    First USA Bank, N.A., VRN, 3.65%, due 11/14/01 (Note A)                                   3.65           50,009,154
  70,000,000    Firstar Bank, N.A., 4.50%, due 4/18/02                                                    4.65           69,953,026
 100,000,000    Household Bank, F.S.B., 3.45%, due 11/21/01                                               3.45          100,000,000
  90,000,000    Huntington National Bank, 2.68%, due 1/4/02                                               2.68           90,023,756
  26,250,000    U.S. Bank, N.A., VRN, 2.65%, due 11/19/01 (Note A)                                        2.65           26,282,423
  85,000,000    Wells Fargo & Co., 2.53%, due 11/16/01                                                    2.53           85,000,000
                                                                                                                     --------------
                                                                                                                        853,816,171
                                                                                                                     --------------

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18

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                DOMESTIC BANK SUPPORTED OBLIGATIONS--3.8%
$ 27,800,000    Access to Loans for Learning Student Loan Corp., Student Loan Program Revenue Bonds,
                Ser. II-A-6 VRDN, 2.47% (LOC: State Street Bank & Trust Co.) (Note C)                     2.47       $   27,800,000
   5,400,000    Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999 VRDN, 3.00%
                (LOC: Bank of New York) (Note C)                                                          3.00            5,400,000
   7,490,000    Campus Crusade for Christ, Inc. Incremental Tax. VRDN, Ser. 1997, 2.61%
                (LOC: First Union National Bank) (Note C)                                                 2.61            7,490,000
   6,600,000    CEGW, Inc. Tax. Notes, Ser. 1999 VRDN, 3.15% (LOC: PNC Bank, N.A.) (Note C)               3.15            6,600,000
  10,000,000    COSCO (Cayman) Co. Ltd., 2.35%, due 12/17/01 (LOC: Bank of America, N.A.)                 2.36            9,969,973
  39,000,000    COSCO (Cayman) Co. Ltd., 2.35%, due 12/18/01 (LOC: Bank of America, N.A.)                 2.36           38,880,346
  25,000,000    COSCO (Cayman) Co. Ltd., 2.37%, due 12/19/01 (LOC: Bank of America, N.A.)                 2.38           24,921,000
  40,000,000    COSCO (Cayman) Co. Ltd., 2.35%, due 12/20/01 (LOC: Bank of America, N.A.)                 2.36           39,872,056
  17,900,000    EPI Corp., Taxable Adj. Rate Notes, Ser. 1998, VRN, 3.15%,
                due 11/1/01 (LOC:  PNC Bank, N.A.) (Note A)                                               3.15           17,900,000
  28,350,000    Metrocrest Hospital Authority, Ser. 89-A, 2.48%, due 1/9/02 (LOC: Bank of New York)       2.50           28,215,265
  35,000,000    Provena Health CP Rev. Notes, Ser. 1998, 3.55%, due 11/7/01 (LIQ: Bank One, N.A.)         3.58           34,980,667
  25,000,000    Provena Health CP Rev. Notes, Ser. 1998, 2.40%, due 12/10/01 (LIQ: Bank One, N.A.)        2.41           24,935,000
   4,800,000    Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998, VRN, 3.15%,
                due 11/1/01 (LOC: PNC Bank, N.A.) (Note A)                                                3.15            4,800,000
  18,220,000    Turfway Park, LLC Tax. VRDN Ser. 2001, 2.75% (LOC: Fifth Third Bank) (Note C)             2.75           18,220,000
   9,776,000    Willow Run Foods, Inc. Ser. 1999-1 VRDN, 3.15% (LOC: PNC Bank, N.A.) (Note C)             3.15            9,776,000
                                                                                                                     --------------
                                                                                                                        299,760,307
                                                                                                                     --------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--10.2%
 100,000,000    Bank of Scotland, 4.50%, due 4/17/02                                                      4.50          100,000,000
  50,000,000    Commerzbank AG, 5.38%, due 1/8/02                                                         5.36           50,001,788
 100,000,000    Commerzbank AG, 5.16%, due 2/20/02                                                        5.18           99,994,141
 100,000,000    Commerzbank AG, 4.12%, due 5/15/02                                                        4.13           99,994,801
  50,000,000    Commerzbank AG, 3.40%, due 9/11/02                                                        2.65           50,317,149
  50,000,000    Landesbank Hessen-Thueringen GZ, 5.45%, due 1/8/02                                        5.39           50,005,373
  50,000,000    Rabobank Nederland, 6.06%, due 12/21/01                                                   5.75           50,149,659
  50,000,000    Rabobank Nederland, 5.00%, due 2/5/02                                                     4.80           50,023,466
  50,000,000    Regions Bank (Alabama), 5.18%, due 2/7/02                                                 4.93           50,031,038
  50,000,000    Svenska Handelsbanken AB, 5.13%, due 2/1/02                                               5.05           50,009,724
 125,000,000    Svenska Handelsbanken AB, 3.87%, due 7/26/02                                              3.90          124,973,323
  25,000,000    UBS AG, 5.22%, due 2/20/02                                                                4.80           25,030,447
                                                                                                                     --------------
                                                                                                                        800,530,909
                                                                                                                     --------------

                EURODOLLAR BANK CERTIFICATES OF DEPOSIT--4.1%
 100,000,000    Abbey National Treasury Services, 4.19%, due 7/31/02 (GTY: Abbey National PLC)            4.10          100,064,072
  73,000,000    Bayerische Landesbank GZ, 4.08%, due 5/13/02                                              4.05           73,003,758
  50,000,000    Bayerische Landesbank GZ, 4.12%, due 5/14/02                                              4.18           49,984,365
  50,000,000    Credit Agricole Indosuez S.A., 2.43%, due 3/4/02                                          2.40           50,005,074
  45,000,000    Landesbank Hessen-Thueringen GZ, 4.12%, due 5/9/02                                        4.05           45,015,678
                                                                                                                     --------------
                                                                                                                        318,072,947
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--13.8%
  51,500,000    Banco Cuscatlan, S.A., Ser. B, 2.32%, due 1/31/02
                (LOC: Banco Santander Central Hispano, S.A.)                                              2.34           51,197,981
  20,000,000    Banco de la Provincia de Buenos Aires, 4.47%, due 11/13/01 (LOC: Barclays Bank PLC)       4.59           19,970,200
  20,000,000    Banco de la Provincia de Buenos Aires, 3.75%, due 12/12/01 (LOC: Barclays Bank PLC)       3.82           19,914,583
  20,000,000    Banco Galicia Uruguay, S.A., 3.82%, due 12/19/01 (LOC: Barclays Bank PLC)                 3.90           19,898,133
  20,000,000    Banco Galicia Uruguay, S.A., 3.70%, due 12/19/01 (LOC: Barclays Bank PLC)                 3.77           19,901,333
  20,000,000    Banco Itau S.A., Series A & B, 3.49%, due 11/23/01
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                             3.51           19,594,772
  20,000,000    Banco Itau S.A., Series A & B, 3.47%, due 11/26/01
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                             3.51           19,951,806
  10,000,000    Banco Itau S.A., Series A & B, 3.49%, due 5/31/02
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                             3.59            9,795,447
  33,000,000    Banco Itau S.A., Series A & B, 3.56%, due 6/30/02
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                             3.67           32,301,647
  20,000,000    Banco Rio de la Plata S.A., Series A, 3.60%,
                due 3/7/02 (LOC: Banco Santander Central Hispano, S.A.)                                   3.85           19,737,500
  85,237,000    BankBoston Latino Americano, S.A., 3.25%, due 11/21/01 (LOC: HSBC Bank USA)               3.27           85,083,100
  70,250,000    BankBoston Latino Americano, S.A., 2.33%, due 1/23/02 (LOC: HSBC Bank USA)                2.34           69,872,621


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                                                                                                                              19

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 44,793,000    Carondelet Health System, 3.54%, due 11/19/01 (LOC: Rabobank Nederland)                   3.57       $   44,713,716
  35,000,000    Comision Federal de Electricidad, Ser. A, 2.41%, due 1/10/02
                (LOC: Westdeutsche Landesbank GZ)                                                         2.43           34,835,986
 100,000,000    Galicia Buenos Aires Funding Corp., 2.81%, due 3/26/02 (LOC: Dresdner Bank AG) (Note E)   2.85           98,868,194
  92,500,000    Galicia Buenos Aires Funding Corp., 2.80%, due 3/27/02 (LOC: Dresdner Bank AG) (Note E)   2.84           91,449,611
  45,000,000    GTL Financial Corp. BV, 2.70%, due 11/6/01 (LOC: Banco Santander Central Hispano, S.A.)   2.71           44,983,125
  15,000,000    GTL Financial Corp. BV, 3.45%, due 11/20/01 (LOC: Banco Santander Central Hispano, S.A.)  3.48           14,972,688
   5,000,000    GTL Financial Corp. BV, 2.55%, due 12/19/01 (LOC: Banco Santander Central Hispano, S.A.)  2.57            4,983,000
  38,000,000    Inland Empire Solid Waste Fin. Auth., 1999 Ser. A VRDN, 2.55%
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.) (Note C)                                    2.55           38,000,000
  25,000,000    Loanstar Assets Partners II, LP, VRN, 2.67%, due 11/1/01 (LIQ: Lloyds Bank PLC) (Note A)  2.67           25,000,000
  20,000,000    Mt. Sinai Medical Center Realty Corp., 3.00%, due 11/7/01
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    3.01           19,990,000
  32,891,000    Mt. Sinai Medical Center Realty Corp., 3.30%, due 12/10/01
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    3.33           32,773,415
  10,000,000    Mt. Sinai Medical Center Realty Corp., 2.40%, due 1/10/02
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    2.42            9,953,333
  64,365,000    Redding Life Care LLC (Meadow Ridge Proj.), Ser. 1998B VRDN, 2.75%
                (LOC: BNP Paribas) (Note C)                                                               2.75           64,365,000
 100,000,000    Santander Central Hispano Finance (DE) Inc., 2.41%, due 3/4/02
                (LOC: Banco Santander Central Hispano, S.A.)                                              2.44           99,176,583
  20,000,000    SK Global America, Inc., 2.46%, due 12/17/01 (LOC: ABN-AMRO Bank N.V.)                    2.47           19,937,133
   7,670,000    Triad Group, Inc., Ser. 1997 VRDN, 2.61% (LOC: First Union National Bank) (Note C)        2.61            7,670,000
  45,000,000    Trinity Health Corp., Ser. 1996 CP Notes, 3.35%, due 11/7/01
                (LOC: 67% KBC Bank N.V.; 33% Northern Trust Co.)                                          3.37           44,970,688
                                                                                                                     --------------
                                                                                                                      1,083,861,595
                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--42.8%                                                                         3,356,041,929
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS
  73,615,000    Austin, TX, Travis & Williamson County Combined Utility System, Taxable CP, 2.37%,
                due 1/10/02 (LOC: Landesbank Hessen-Thueringen GZ)                                        2.38           73,275,758
  68,685,000    Brazos River Auth., TX collateralized PCR Bond (TX Utilities Electric Co. Proj.),
                Tax. Ser. 1993, 2.43%, due 12/10/01 (LOC: Chase Manhattan Bank)                           2.43           68,685,000
  40,000,000    Calif. PCFA Rev. Bonds (ARCO Project), Taxable Ser. 1997, 2.39%,
                due 1/10/02 (LOC: Atlantic Richfield Co.) (Note E)                                        2.39           40,000,000
  48,000,000    Calif. PCFA Rev. Bonds (Shell Martinez Refining Co. Proj.),
                Ser. 1996, 2.65%, due 11/1/01 (GTY: Shell Oil Co.) (Note E)                               2.65           48,000,000
  30,600,000    City of Albuquerque, NM, Sub. Lien Tax. Airport Rev. Bonds, Ser. 2000B VRDN, 2.48%
                (LIQ:  Morgan Guaranty Trust Co.) (Note C)                                                2.48           30,600,000
   8,500,000    Cooley, Inc. Tax. VRDN Ser. 2000, 2.61% (LOC: First Union National Bank) (Note C)         2.61            8,500,000
  13,000,000    Downtown Marietta. GA, Dev. Auth., Rev. Bonds (Marietta Conf. Ctr. Proj.)
                Ser. A VRDN, 2.50% (LOC: Canadian Imperial Bank of Commerce) (Note C)                     2.50           13,000,000
   9,815,000    Downtown Marietta. GA, Dev. Auth., Rev. Bonds (Marietta Conf. Ctr. Proj.)
                Ser. B VRDN, 2.50% (LOC: Canadian Imperial Bank of Commerce) (Note C)                     2.50            9,815,000
   3,950,000    Dutchess Cty., NY, IDA Tax., Civic Facility Rev. Bonds,
                Ser. 1999-C VRDN (St. Francis Hosp.), 3.00% (LOC: Bank of New York) (Note C)              3.00            3,950,000
  23,900,000    Ill. Dev. Auth. Revenue Bonds. Ser. 1996 VRDN, 2.70% (LOC: Northern Trust Co.) (Note C)   2.70           23,900,000
  13,800,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds, Ser. 1999B-I VRDN, 2.55%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             2.55           13,800,000
  18,000,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-II VRDN, 2.55%
                (Insured: MBIA;  LIQ: Bank One, N.A.) (Note C)                                            2.55           18,000,000
   1,590,000    Miss. Bus. Fin. Corp. Rev. Bonds (ABT Co., Inc. Proj.), Ser. 1997B VRDN, 2.66%
                (LOC: First Union National Bank)                                                          2.66            1,590,000
   3,015,000    Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998 VRDN, 2.61%
                (LOC: First Union National Bank) (Note C)                                                 2.61            3,015,000
  16,300,000    NY State Dormitory Authority Revenue Bonds, 6.79%, due 4/1/02                             4.10           16,472,476
   4,385,000    Putnam Hospital Center NY Rev. Bonds, Ser. 1999 VRDN, 3.00%
                (LOC: Bank of New York) (Note C)                                                          3.00            4,385,000

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20



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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


$ 10,100,000    SouthCorr, L.L.C., Tax., Ser. 2001 VRDN, 2.61% (LOC: First Union National Bank) (Note C)  2.61       $   10,100,000
  39,960,000    State of Texas (Veterans' Land Refunding Bonds) Tax., Ser. 2000 VRDN, 2.57%
                (LIQ: Morgan Guaranty Trust Co.) (Note C)                                                 2.57           39,960,000
  20,000,000    State of Texas (Veterans' Land Refunding Bonds) Tax., Ser. 2000A VRDN, 2.57%
                (LIQ: Morgan Guaranty Trust Co.) (Note C)                                                 2.57           20,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--5.7%                                                                447,048,234
                                                                                                                     --------------

                MONEY MARKET FUND--3.2%
 253,000,000    Scudder Money Market Series--Institutional Shares                                          3.00          253,000,000
                                                                                                                     --------------

                REPURCHASE AGREEMENT--1.3%
 101,000,000    ABN Amro Bank, N.V.
                ~2.58%, dated 10/31/01, due 11/1/01 in the amount of $101,007,238
                ~fully collateralized by U.S. Government securities, coupon range 5.50% to 7.50%,
                 maturity range 4/1/16 to 5/1/31, value $103,020,001                                       2.58          101,000,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $7,821,469,231)--99.8%                                                         7,821,469,231


                OTHER ASSETS AND LIABILITIES, NET--0.2%                                                                   16,023,071
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $ 7,837,492,302
                                                                                                                     ==============


                Please see accompanying notes to schedules of investments and financial statements.


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                                                                                                                        21


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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                             U.S  GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL FARM CREDIT BANK--27.7%
$  4,000,000    Discount Notes, due 2/13/02                                                               2.48       $    3,971,689
  10,000,000    Notes, VRN, 2.49%, due 11/1/01 (Note A)                                                   2.49           10,000,000
  15,000,000    Notes, VRN, 2.47%, due 11/1/01 (Note A)                                                   2.47           14,999,261
  35,000,000    Notes, VRN, 2.31%, due 11/6/01 (Note A)                                                   2.31           35,000,000
  68,000,000    Notes, VRN, 2.35%, due 11/20/01 (Note A)                                                  2.35           67,989,694
  13,000,000    Notes, 6.75%, due 2/1/02                                                                  4.67           13,065,123
  25,850,000    Notes, 5.05%, due 2/5/02                                                                  4.91           25,859,315
   1,050,000    Notes, 6.75%, due 2/15/02                                                                 2.55            1,062,516
   3,000,000    Notes, 5.13%, due 2/26/02                                                                 3.81            3,012,188
  15,000,000    Notes, 4.50%, due 3/26/02                                                                 4.53           14,997,813
   9,000,000    Notes, 4.38%, due 3/28/02                                                                 4.56            8,993,131
  23,275,000    Notes, 5.25%, due 4/25/02                                                                 3.02           23,519,907
  25,480,000    Notes, 6.75%, due 5/1/02                                                                  3.14           25,928,861
   8,000,000    Notes, 4.25%, due 5/3/02                                                                  2.33            8,076,199
   1,040,000    Notes, 7.25%, due 5/15/02                                                                 2.67            1,065,158
  10,095,000    Notes, 4.08%, due 6/6/02                                                                  3.17           10,104,075
  10,000,000    Notes, 4.18%, due 6/7/02                                                                  2.51           10,016,723
  40,000,000    Notes, 6.88%, due 7/18/02                                                                 3.62           40,902,343
   3,000,000    Notes, 6.22%, due 7/24/02                                                                 2.62            3,077,242
   5,000,000    Notes, 3.70%, due 8/28/02                                                                 3.70            5,000,000
   1,000,000    Notes, 5.16%, due 10/21/02                                                                2.92            1,021,220
                                                                                                                     --------------
                                                                                                                        327,662,458
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--0.7%
   1,000,000    Notes, 4.75%, due 12/14/01                                                                5.32              999,108
   2,180,000    Notes, 5.50%, due 5/15/02                                                                 2.65            2,212,579
   5,000,000    Notes, 6.25%, due 10/15/02                                                                2.53            5,173,214
                                                                                                                     --------------
                                                                                                                          8,384,901
                                                                                                                     --------------

                FANNIE MAE--58.0%
   5,000,000    Mortgage-backed Discount Notes, due 11/1/01                                               3.58            5,000,000
  10,000,000    Mortgage-backed Discount Notes, due 7/26/02                                               3.55            9,745,608
  47,681,000    Notes, 3.58%, due 11/1/01                                                                 3.61           47,681,000
  20,000,000    Notes, 2.65%, due 11/1/01                                                                 2.66           20,000,000
  25,000,000    Notes, VRN, 2.56%, due 11/1/01 (Note A)                                                   2.56           25,000,000
  35,000,000    Notes, VRN, 2.55%, due 11/1/01 (Note A)                                                   2.55           35,000,000
   2,000,000    Notes, 5.00%, due 11/2/01                                                                 5.62            1,999,966
  50,000,000    Notes, VRN, 2.45%, due 11/5/01 (Note A)                                                   2.45           50,000,000
  15,000,000    Notes, 3.59%, due 11/6/01                                                                 3.62           14,992,521
  30,000,000    Notes, VRN, 2.68%, due 11/27/01 (Note A)                                                  2.68           29,994,719
   1,000,000    Notes, 5.27%, due 11/30/01                                                                3.89            1,001,011
  15,000,000    Notes, VRN, 3.29%, due 12/1/01 (Note A)                                                   3.29           15,000,000
  14,166,000    Notes, 3.70%, due 12/3/01                                                                 3.76           14,119,410
  20,000,000    Notes, 3.40%, due 12/3/01                                                                 3.43           19,939,556
  30,000,000    Notes, 3.38%, due 12/3/01                                                                 3.41           29,909,867
  40,000,000    Notes, 2.50%, due 1/2/02                                                                  2.52           39,827,778
  29,275,906    Notes, 2.40%, due 1/3/02                                                                  2.42           29,152,947
  25,000,000    Notes, 6.63%, due 1/15/02                                                                 4.54           25,099,588
  14,400,000    Notes, 3.42%, due 1/15/02                                                                 3.47           14,297,400
   2,575,000    Notes, 6.38%, due 1/16/02                                                                 3.21            2,591,540
  43,000,000    Notes, 2.24%, due 2/1/02                                                                  2.25           42,753,849
  20,000,000    Notes, 2.36%, due 3/1/02                                                                  2.38           19,842,667
  35,000,000    Notes, 2.23%, due 3/1/02                                                                  2.25           34,739,833
   5,695,000    Notes, 5.38%, due 3/15/02                                                                 3.30            5,737,762
  50,000,000    Notes, 2.54%, due 3/21/02                                                                 2.54           50,000,000
  12,000,000    Notes, 6.63%, due 4/15/02                                                                 2.44           12,224,638
  10,000,000    Notes, 3.59%, due 5/1/02                                                                  3.69            9,819,503




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22

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                             U.S  GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 30,000,000    Notes, 2.45%, due 7/1/02                                                                  2.50      $   29,505,917
  10,000,000    Notes, 3.95%, due 7/5/02                                                                  3.95          10,000,000
  14,262,000    Notes, 6.75%, due 8/15/02                                                                 2.52          14,728,447
   5,000,000    Notes, 6.38%, due 10/15/02                                                                2.55           5,179,077
  11,000,000    STRIPS, due 11/15/01                                                                      3.75          10,984,155
   3,591,000    STRIPS, due 1/15/02                                                                       3.75           3,563,462
   6,149,000    STRIPS, due 5/15/02                                                                       3.75           6,025,066
                                                                                                                     -------------
                                                                                                                       685,457,287
                                                                                                                     -------------
                STUDENT LOAN MARKETING ASSOCIATION--6.8%
  12,000,000    Notes, VRN, 2.56%, due 11/6/01 (Note A)                                                   2.56          12,011,426
  50,000,000    Notes, VRN, 2.51%, due 11/6/01 (Note A)                                                   2.51          50,000,000
   8,250,000    Notes, VRN, 2.45%, due 11/6/01 (Note A)                                                   2.45           8,249,889
  10,000,000    Notes, VRN, 2.34%, due 11/6/01 (Note A)                                                   2.34          10,000,990
                                                                                                                     -------------
                                                                                                                        80,262,305
                                                                                                                     -------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--6.4%
  25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. A 2001 VRN, 2.17%, due 1/31/02 (Notes A, B)                         2.17          25,000,000
  25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. B 2001 VRN, 2.17%, due 1/31/02 (Notes A, B)                         2.17          25,000,000
  25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. C 2001 VRN, 2.17%, due 1/31/02 (Notes A, B)                         2.17          25,000,000
                                                                                                                     -------------
                                                                                                                        75,000,000
                                                                                                                     -------------

                REPURCHASE AGREEMENTS--6.5%
  76,603,000    ABN Amro Bank, N.V.
                ~2.62% dated 10/31/01, due 11/1/01 in the amount of $76,608,575
                ~fully collateralized by U.S. Government securities, coupon range 0.00% to 6.50%, maturity
                  range 11/27/01 to 5/1/31, value $78,135,581                                             2.62          76,603,000
                                                                                                                     -------------
                TOTAL INVESTMENTS (cost $1,253,369,951)--106.1%                                                      1,253,369,951

                LIABILITIES IN EXCESS OF OTHER ASSETS--(6.1%)                                                          (71,703,146)
                                                                                                                     -------------

                NET ASSETS--100.0%                                                                                 $ 1,181,666,805
                                                                                                                     =============






                Please see accompanying notes to schedules of investments and financial statements.

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                                                                                                                                23

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS
                ALABAMA--2.1%
$  1,900,000    Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995 VRDN, 2.15% (Note C) 2.15  $         1,900,000
   4,280,000    Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998 VRDN, 2.15%
                (LOC: First Union National Bank) (Note C)                                                 2.15            4,280,000
   4,650,000    Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) VRDN, 2.18% (LOC: U.S. Bank) (Note C)    2.18            4,650,000
   3,000,000    Montgomery IDR Bonds (Kinpak, Inc. Proj.) VRDN, 2.30%
                (LOC: First Union National Bank ) (Note C)                                                2.30            3,000,000
                                                                                                                     --------------
                                                                                                                         13,830,000
                                                                                                                     --------------

                ALASKA--0.9%
   2,000,000    Alaska IDA Rev. Bonds (Alaska Hotel Properties, Inc.) VRDN, 2.15%
                (LOC: National Westminster Bank) (Note C)                                                 2.15            2,000,000
   4,000,000    Valdez Marine Terminal Rev. Bonds (Atlantic Richfield Proj.)
                Ser. 1994C, 2.30%, due 11/8/01                                                            2.30            4,000,000
                                                                                                                     --------------
                                                                                                                          6,000,000
                                                                                                                     --------------

                ARIZONA--0.3%
   2,200,000    Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.) VRDN, 1.95%
                (LOC: Societe Generale) (Note C)                                                          1.95            2,200,000
                                                                                                                     --------------

                ARKANSAS--0.7%
   4,125,000    Arkansas DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 2.25%
                (LOC: First Union National Bank) (Note C)                                                 2.25            4,125,000
     215,000    Arkansas DFA Rev. Bonds Ser. B, 3.30%, due 7/1/02 (GNMA Collateralized)                   3.30              215,000
                                                                                                                     --------------
                                                                                                                          4,340,000
                                                                                                                     --------------

                CALIFORNIA--2.0%
   5,000,000    Higher Educ. Loan Auth., Ser. 1987A, 2.75%, put 7/1/02 (LOC: SLMA)                        2.75            5,000,000
   8,000,000    School Cash Reserve Prog. Auth., Ser. A, 4.00%, due 7/3/02 (Insured: AMBAC)               2.65            8,070,335
                                                                                                                     --------------
                                                                                                                         13,070,335
                                                                                                                     --------------

                COLORADO--3.4%
   4,125,000    Colorado Springs Rev. Bonds (Sinton Dairy Proj.) VRDN, 2.25%
                (LOC: Wells Fargo Bank) (Note C)                                                          2.25            4,125,000
   1,855,000    Denver City & County Airport Rev. Bonds, Ser. 1991A, 8.88%,
                due 11/15/01 prerefunded @ 102 (Note D)                                                   2.65            1,896,394
   1,580,000    Denver City & County Airport Rev. Bonds, Ser. 1991D, 7.75%,
                due 11/15/01 prerefunded @ 102 (Note D)                                                   4.43            1,613,488
   6,300,000    Denver City & County Airport Rev. Bonds, Ser. 1997A, 2.50%, due 11/6/01
                (LOC: Bayerische Landesbank AG)                                                           2.50            6,300,000
     950,000    Denver City & County Airport Rev. Bonds, Ser. 2000A, 4.50%, due 11/15/01 (Insured: AMBAC) 3.45              950,373
   5,000,000    Denver City & County Airport Rev. Bonds, VRDN, 2.10% (LIQ: Bank of New York) (Note C)     2.10            5,000,000
   2,400,000    Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) VRDN, 2.15% (LIQ: Freddie Mac) (Note C) 2.15            2,400,000
                                                                                                                     --------------
                                                                                                                         22,285,255
                                                                                                                     --------------

                DELAWARE--0.2%
   1,160,000    Wilmington Community Rev. Bonds, VRDN Program A, 2.15%
                (LOC: First Union National Bank) (Note C)                                                 2.15            1,160,000
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--6.9%
  12,000,000    HFA COP (Tyler House Apts. Proj.) VRDN Ser. 1995A, 2.30%
                (LOC: Landesbank Hessen Thuringen GZ) (Note C)                                            2.30           12,000,000
  19,000,000    HFA Rev. Bonds, VRDN Ser. D, 2.10% (LIQ: Lehman Brothers) (Notes C, E)                    2.10           19,000,000
   5,000,000    Metropolitan Airport Rev. Bonds, VRDN, 2.10% (LIQ: Lehman Brothers) (Notes C, E)          2.10            5,000,000
   5,000,000    Rev. Bonds (American National Red Cross) 2.45%, due 11/5/01 (LOC: Bank One)               2.45            5,000,000
   4,000,000    Water & Sewer Rev. Bonds (Eagle Trust Certs.) VRDN, 2.18% (LIQ: Citibank) (Notes C, E)    2.18            4,000,000
                                                                                                                     --------------
                                                                                                                         45,000,000
                                                                                                                     --------------


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24

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA--8.2%
$  5,100,000    Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.) Ser. D VRDN, 2.00%
                (LOC: Societe Generale) (Note C)                                                          2.00  $         5,100,000
   2,000,000    Florida Board of Education (ABN-AMRO Munitops 1998) VRDN, 2.02%
                (LIQ: ABN-AMRO Bank) (Notes C, E)                                                         2.02            2,000,000
   3,540,000    Halifax Hosp. Med. Ctr. GO TANS, 3.75%, due 3/15/02                                       3.30            3,545,659
  19,000,000    Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1995A, 2.10%, due 11/9/01
                (LIQ: SunTrust Bank)                                                                      2.10           19,000,000
     225,000    Orange Cty. School Board COP, 4.50%, due 8/1/02 (Insured: AMBAC)                          2.75              227,884
   1,000,000    Orange Cty. School Board COP, 4.80%, due 8/1/02 (Insured: MBIA)                           2.90            1,013,852
     250,000    Pasco Cty. School Board COP, 6.20%, due 8/1/02 (Insured: FSA)                             2.80              256,226
   2,100,000    Pinellas Cty. IDR Bonds, (Pozin Enterprises, Inc. Proj.) VRDN, 2.30%
                (LOC: Nationsbank N.A.) (Note C)                                                          2.30            2,100,000
   1,900,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.)
                Ser. 1986 VRDN, 2.20%, (LOC: SunTrust Bank) (Note C)                                      2.20            1,900,000
   7,120,000    Sunrise Utility Sys. Rev. Bonds, Ser. PCR17 VRDN, 2.33% (LIQ: Citibank) (Notes C, E)      2.33            7,120,000
  10,950,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. D, 2.35%, due 2/8/02
                (SBPA: Credit Local de France)                                                            2.35           10,950,000
                                                                                                                     --------------
                                                                                                                         53,213,621
                                                                                                                     --------------

                GEORGIA--2.3%
     500,000    Atlanta Water Rev. Bonds, Ser. A, 3.50%, due 11/1/01 (Insured: FGIC)                      3.50              500,000
   5,459,000    Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser.1997A VRDN, 2.38%
                (LIQ: Bank of New York) (Note C)                                                          2.38            5,459,000
   4,260,000    Fulton Cty. Facs. Corp. COP, 5.00%, due 11/1/02 (Insured: AMBAC)                          2.10            4,381,257
   1,400,000    Gwinnett Cty. IDR Bonds (Barco, Inc. Proj.) VRDN, 2.25%
                (LOC: First Union National Bank) (Note C)                                                 2.25            1,400,000
     800,000    Talbot Cty. Dev. Auth. IDR Bonds (Douglas Asphalt Co. Proj.) VRDN, 2.30%
                (LOC: First Union National Bank) (Note C)                                                 2.30              800,000
     225,000    Upson Cty. Sales Tax GO Bonds, 5.25%, due 8/1/02 (Insured: AMBAC)                         2.20              230,050
   1,900,000    Valdosta Lowndes Cty. IDR Bonds (Reames Cos. Proj.) Ser 1998 VRDN, 2.25%
                (LOC: Nationsbank N.A.) (Note C)                                                          2.25            1,900,000
                                                                                                                     --------------
                                                                                                                         14,670,307
                                                                                                                     --------------

                IDAHO--0.1%
     485,000    Blaine Cty. SD GO Bonds, 7.00%, due 8/1/02 (Insured: FSA)                                 2.80              499,870
                                                                                                                     --------------

                ILLINOIS--6.4%
   2,065,000    Bedford Park IDR Bonds (Cintas Sales Corp. Proj.) VRDN, 2.15% (LOC: PNC Bank) (Note C)    2.15            2,065,000
   4,300,000    Chicago IDR Bonds (Enterprise Center X Proj.) VRDN, 2.15% (LOC: Bank One) (Note C)        2.15            4,300,000
     300,000    Chicago Public Bldg. Rev. Bonds, Ser. C, 5.00%, due 2/1/02 (Insured: FGIC)                3.60              301,022
   2,625,000    Chicago Sales Tax Rev. Bonds, VRDN, 2.33% (LIQ: Citibank) (Note C)                        2.33            2,625,000
     350,000    Cook Cty. GO Bonds, 6.40%, due 11/1/01 (Insured: AMBAC)                                   3.40              350,000
   1,575,000    DFA Rev. Bonds (D.E. Akin Seed Proj.) VRDN, 2.30% (LOC: Bank One) (Note C)                2.30            1,575,000
     800,000    DFA Rev. Bonds (Profile Plastics Proj.) VRDN, 2.18% (LOC: LaSalle National Bank) (Note C) 2.18              800,000
     500,000    Health Facs. Auth. Rev. Bonds (Rush Presbyterian-St. Lukes ),
                4.70%, due 11/15/01 (Insured: MBIA)                                                       3.20              500,281
   1,130,000    Health Facs. Auth. Rev. Bonds, 5.00%, due 8/15/02 (Insured: FGIC)                         2.57            1,151,215
   9,600,000    Health Facs. Auth. Rev. Bonds, 6.80%, due 11/1/01 prerefunded @ 102 (Note D)              4.48            9,792,000
     690,000    Kane Cty. GO Bonds, SD #131, 5.85%, due 12/1/01 (Insured: FGIC)                           2.85              691,664
   1,700,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 2.30%
                (LOC: JPMorgan Chase Bank) (Note C)                                                       2.30            1,700,000
   3,445,000    Lake Cty. Solid Waste Rev. Bonds,  VRDN, 2.41% (LOC: LaSalle National Bank) (Note C)      2.41            3,445,000
   1,900,000    Madison Cty. Envir. Rev. Bonds (Shell Oil Co.-Wood River Proj.)
                Ser. 1997 VRDN, 2.15% (Note C)                                                            2.15            1,900,000
     700,000    Madison Cty. Envir. Rev. Bonds (Shell Oil Co.-Wood River Proj.)
                Ser. 1997A VRDN, 2.15% (Note C)                                                           2.15              700,000
   5,000,000    Paris IDR Bonds (Simonton Building Products, Inc. Proj.)
                VRDN, 2.25% (LOC: PNC Bank) (Note C)                                                      2.25            5,000,000
   2,300,000    Richmond IDR Bonds (Maclean Fogg Co. Proj.) VRDN, 2.30% (LOC: Bank of America) (Note C)   2.30            2,300,000
   1,100,000    Southwestern Illinois Dev. Auth. Solid Waste Disp. (Shell Oil Co.-Wood River Proj.)
                Ser. 91 VRDN, 2.15% (Note C)                                                              2.15            1,100,000
     800,000    Southwestern Illinois Dev. Auth. Solid Waste Disp. (Shell Oil Co.-Wood River Proj.)
                Ser. 92 VRDN, 2.15% (Note C)                                                              2.15              800,000
                                                                                                                     --------------
                                                                                                                         41,096,182
                                                                                                                     --------------

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                                                                                                                              25

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA--2.8%
$  1,495,000    Fort Wayne Hosp. Auth. Rev. Bonds (Parkview Health Sys.)
                4.50%, due 11/15/01 (Insured: MBIA)                                                       3.50    $       1,495,559
   2,500,000    Indiana DFA Rev. Bonds (Pureair on Lake Proj.) Ser. A, 2.25%, due 11/7/01
                (LOC: Landesbank Hessen Theuringen GZ)                                                    2.25            2,500,000
   2,050,000    Indiana Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) VRDN, 2.25%
                (LOC: PNC Bank) (Note C)                                                                  2.25            2,050,000
     200,000    Indianapolis Gas Util. Sys. Rev. Bonds, 5.00%, due 8/15/02 (Insured: AMBAC)               2.20              204,333
   6,600,000    Lafayette ISD Tax Anticipation Warrants, 4.60%, due 12/31/01                              4.25            6,603,652
   1,250,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN, 2.25% (LOC: PNC Bank) (Note C) 2.25            1,250,000
     250,000    University Rev. Bonds, 5.00%, due 10/1/02 (Insured: FGIC)                                 2.45              255,727
   4,100,000    Whiting  Sewer & Solid Waste Disp. Rev. Bonds (Amoco Oil Co. Proj.) VRDN, 2.15% (Note C)  2.15            4,100,000
                                                                                                                     --------------
                                                                                                                         18,459,271
                                                                                                                     --------------

                IOWA--0.5%
   3,250,000    Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 2.37% (LOC: ABN-AMRO Bank N.V.) (Note C)   2.37            3,250,000
     230,000    Westwood CSD GO Bonds, 4.00%, due 5/1/02 (Insured: AMBAC)                                 2.90              231,226
                                                                                                                     --------------
                                                                                                                          3,481,226
                                                                                                                     --------------

                KANSAS--1.2%
     460,000    McPherson GO Bonds, 2.60%, due 8/1/02 (Insured: AMBAC)                                    2.60              460,000
   5,000,000    Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) VRDN, 2.18%
                (LIQ: First Union National Bank) (Notes C, E)                                             2.18            5,000,000
   2,250,000    Spring Hill IRB (Abrasive Engineering Proj.) VRDN, 2.18%
                (LOC: LaSalle National Bank) (Note C)                                                     2.18            2,250,000
                                                                                                                     --------------
                                                                                                                          7,710,000
                                                                                                                     --------------

                KENTUCKY--2.2%
   5,000,000    Asset/Liability Comm. GO TRANS, Ser. B, 1.59%, due 6/26/02                                1.59            5,000,000
   3,000,000    Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) VRDN, 2.14%
                (LOC: Fifth Third Bank) (Note C)                                                          2.14            3,000,000
   2,270,000    Cynthiana IDR  Bonds (Bullard Co. Proj.) VRDN, 2.15% (LOC: Bank One) (Note C)             2.15            2,270,000
     200,000    Louisville & Jefferson Cty. Rev. Bonds, 4.80%, due 5/15/02 (Insured: MBIA)                2.55              202,376
   3,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.)
                VRDN, 2.20% (LOC: SunTrust Bank) (Note C)                                                 2.20            3,000,000
     500,000    Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 2.05% (LIQ: Commerzbank AG) (Notes C, E)        2.05              500,000
                                                                                                                     --------------
                                                                                                                         13,972,376
                                                                                                                     --------------

                LOUISIANA--0.4%
   2,000,000    Jefferson Parish IDR Rev. Bonds (George J. Ackel Sr. Proj.) VRDN, 2.05%
                (LOC: Regions Bank) (Note C)                                                              2.05            2,000,000
     325,000    Louisiana Pub. Fac. Auth. Rev. Bonds, 6.50%, due 3/1/02                                   2.30              329,453
     400,000    Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil Proj.)
                Ser. 1995 VRDN, 2.15% (Note C)                                                            2.15              400,000
                                                                                                                     --------------
                                                                                                                          2,729,453
                                                                                                                     --------------

                MAINE--0.5%
   1,000,000    Maine Educ. Loan Marketing Corp. Rev. Bonds (Student Loan) Ser. A4, 5.75%, due 11/1/01    4.35            1,000,000
   2,000,000    Maine Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) VRDN, 2.10%
                (LOC: Bank of New York) (Note C)                                                          2.10            2,000,000
                                                                                                                     --------------
                                                                                                                          3,000,000
                                                                                                                     --------------

                MARYLAND--1.6%
   3,000,000    CDA Rev. Bonds, Ser. 2000CMC3 VRDN, 2.10% (LIQ: JPMorgan Chase Bank) (Notes C, E)         2.10            3,000,000
   5,750,000    Frederick Cty. Rev. Bonds (Mount St. Marys) Ser. B, VRDN, 2.10%
                (LOC: SunTrust Bank) (Note C)                                                             2.10            5,750,000
   1,890,000    Health & Higher Ed. (North Arundel Hosp. Proj.) VRDN, 2.10% (LOC: Mellon Bank) (Note C)   2.10            1,890,000
                                                                                                                     --------------
                                                                                                                         10,640,000
                                                                                                                     --------------


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26

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS--3.7%
$  2,710,000    HEFA Rev. Bonds (Becker College) Ser. A1 VRDN, 1.95%
                (LOC: Bank of Boston) (Note C)                                                            1.95   $        2,710,000
     700,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 2.10% (LOC: Bank of Boston) (Note C)        2.10              700,000
   2,725,000    IDR Bonds, (Frequency & Time Sys.) VRDN, 2.15% (LOC: Wells Fargo Bank) (Note C)           2.15            2,725,000
   5,100,000    New England Educ. Loan Marketing Corp. Rev. Bonds, Ser. 1992A, 5.80%, due 3/1/02          2.71            5,151,103
   3,000,000    Pittsfield GO BANS, 5.00%, due 11/22/01                                                   4.70            3,000,495
   1,700,000    Pittsfield GO BANS, 3.10%, due 4/15/02                                                    2.40            1,704,543
   8,000,000    Water Rev. Bonds, VRDN, 1.75% (LIQ: FGIC) (Note C)                                        1.75            8,000,000
                                                                                                                     --------------
                                                                                                                         23,991,141
                                                                                                                     --------------

                MICHIGAN--0.3%
     445,000    Genessee Cty. Rev. Bonds, 3.80%, due 8/1/02 (Insured: AMBAC)                              2.30              449,912
     300,000    Greater Detroit Res. Recovery Rev. Bonds, 5.50%, due 12/13/01 (Insured: AMBAC)            2.50              301,015
   1,500,000    HDA Rev. Bonds , Ser. A, 6.10%, due 4/1/02 (Insured: AMBAC)                               3.55            1,515,384
                                                                                                                     --------------
                                                                                                                          2,266,311
                                                                                                                     --------------

                MISSISSIPPI--0.5%
   1,400,000    Business Fin. Corp. IDR Bonds (Lehman-Roberts Co. Proj.) Ser. A  VRDN, 2.30%
                (LOC: Nationsbank N.A.) (Note C)                                                          2.30            1,400,000
   1,800,000    Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA Inc. Proj.)
                Ser. 1994 VRDN, 2.15% (Note C)                                                            2.15            1,800,000
                                                                                                                     --------------
                                                                                                                          3,200,000
                                                                                                                     --------------

                MISSOURI--0.5%
     995,000    Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.) Ser. 93M VRDN, 2.05%
                (GTY: CFC National Rural) (Note C)                                                        2.05              995,000
   1,950,000    Warrensburg IDA Rev. Bonds (Swisher Mower Inc. Proj.) VRDN, 2.25%
                (LOC: Nationsbank N.A.) (Note C)                                                          2.25            1,950,000
                                                                                                                     --------------
                                                                                                                          2,945,000
                                                                                                                     --------------

                MONTANA--0.2%
   1,300,000    Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.) VRDN, 2.10%
                (LOC: Banque Nationale de Paris) (Note C)                                                 2.10            1,300,000
                                                                                                                     --------------

                NEBRASKA--0.2%
   1,295,000    Gage Cty. IDR Rev. Bonds (Accuma Corp. Proj.) VRDN, 2.20%
                (LOC: First Union National Bank) (Note C)                                                 2.20            1,295,000
                                                                                                                     --------------

                NEVADA--0.2%
   1,000,000    Clark Cty. IDR Bonds (Nevada Cogeneration Assoc. #2) VRDN, 2.15%
                (LOC: ABN-AMRO Bank N.V.) (Note C)                                                        2.15            1,000,000
     500,000    Las Vegas GO Bonds, 6.30%, due 10/1/02 (Insured: FGIC)                                    2.25              518,204
                                                                                                                     --------------
                                                                                                                          1,518,204
                                                                                                                     --------------

                NEW HAMPSHIRE--1.9%
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B VRDN, 2.35%
                (LOC: PNC Bank) (Note C)                                                                  2.35            1,250,000
   4,100,000    New Hampshire Business Fin. Auth. (Foundation for Seacoast Health) Ser. A VRDN, 2.10%
                (LOC: FleetBank) (Note C)                                                                 2.10            4,100,000
   6,600,000    New Hampshire Business Fin. Auth. (Wiggins Airway Inc. Proj.) VRDN, 2.30%
                (LOC: Bank of Boston) (Note C)                                                            2.30            6,600,000
                                                                                                                     --------------
                                                                                                                         11,950,000
                                                                                                                     --------------


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                                                                                                                              27

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY--0.2%
$    900,000    Atlantic City  COP Rev. Bonds, 7.30%, due 3/1/02 (Insured: FGIC)                          3.70    $         910,376
     400,000    Cape May Cty. Munic. Util. Rev. Bonds, 4.90%, due 8/1/02 (Insured: AMBAC)                 2.25              407,803
                                                                                                                     --------------
                                                                                                                          1,318,179
                                                                                                                     --------------
                NEW MEXICO--2.2%
   1,300,000    Albuquerque IDR Bonds (CVI Laser Corp. Proj.) Ser. 1998 VRDN, 2.30%
                (LOC: Nationsbank N.A.) (Note C)                                                          2.30            1,300,000
   1,335,000    Albuquerque IDR Bonds (Karsten Co. of New Mexico) Ser. 1997A VRDN, 2.50%
                (LOC: Bank One) (Note C)                                                                  2.50            1,335,000
   3,700,000    Farmington IDR Bonds (Independent Mobility Sys. Proj.) Ser. A VRDN, 2.30%
                (LOC: Bank of America) (Note C)                                                           2.30            3,700,000
   7,070,000    GO Bonds, 4.00%, due 9/1/02                                                               2.50            7,156,354
     460,000    Mortgage Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 2.43% (LIQ: Citibank) (Notes C, E)     2.43              460,000
                                                                                                                     --------------
                                                                                                                         13,951,354
                                                                                                                     --------------

                NEW YORK--0.5%
   3,300,000    Energy Res. & Dev. Rev. Bonds (Niagara Mohawk Power) Ser. B VRDN, 2.00%
                (LOC: Bank One) (Note C)                                                                  2.00            3,300,000
                                                                                                                     --------------

                NORTH CAROLINA--0.7%
   1,000,000    Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) VRDN, 2.25%
                (LOC: Wachovia Bank) (Note C)                                                             2.25            1,000,000
     500,000    GO Bonds, 4.50%, due 5/1/02                                                               3.80              504,008
   3,325,000    Mecklenberg Cty. IFA Rev. Bonds (Chiron America Inc. Proj.) VRDN, 2.25%
                (LOC: Bank Of America) (Note C)                                                           2.25            3,325,000
                                                                                                                     --------------
                                                                                                                          4,829,008
                                                                                                                     --------------

                OHIO--1.2%
   3,770,000    Franklin Cty. IDR Bonds (IDS Acquisition Corp. Proj.) VRDN, 2.20%
                (LOC: Bank One) (Note C)                                                                  2.20            3,770,000
   4,000,000    Ohio HFA Rev. Notes, Ser. E, 2.75%, due 8/15/02 (GIC: FGIC)                               2.75            4,000,000
                                                                                                                     --------------
                                                                                                                          7,770,000
                                                                                                                     --------------

                OKLAHOMA--4.1%
     335,000    Commanche Cty. Fac. Auth. Rev. Bonds, 5.00%, due 3/1/02 (Insured: AMBAC)                  2.86              337,325
     615,000    Lawton Water Auth. Rev. Bonds, 4.50%, due 3/1/02 (Insured: AMBAC)                         2.35              619,320
     605,000    Lawton Water Auth. Rev. Bonds, 4.50%, due 9/1/02 (Insured: AMBAC)                         2.35              615,631
   4,045,000    Oklahoma HFA Rev. Bonds, 3.25%, put 11/1/01                                               3.25            4,045,000
   5,130,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A , 3.10%, put 11/15/01
                (LOC: Bank of America)                                                                    3.10            5,130,000
   1,000,000    Tulsa Pub. Facs. Auth. Rev. Bonds (Ogden Martin Systems)
                5.15%, due 11/1/01 (Insured: AMBAC)                                                       4.50            1,000,000
  14,960,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 2.45%, put 3/1/02
                (SBPA: Bayerische Landesbank GZ)                                                          2.45           14,960,000
                                                                                                                     --------------
                                                                                                                         26,707,276
                                                                                                                     --------------

                OREGON--0.6%
   4,200,000    Hillsboro Rev. Bonds (Oregon Graduate Institute)  VRDN, 2.15%
                (LOC: Comerica Bank) (Note C)                                                            2.15             4,200,000
                                                                                                                     --------------

                PENNSYLVANIA--4.8%
   2,800,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) VRDN, 2.15%
                (LOC: PNC Bank) (Note C)                                                                  2.15            2,800,000
   1,200,000    Bethel Township IDA Rev. Bonds (Brentwood Industries Inc. Proj.) VRDN , 2.15%
                (LOC: First Union National Bank) (Note C)                                                 2.15            1,200,000
   8,820,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2 VRDN, 2.00%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       2.00            8,820,000


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28

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$    600,000    Dauphin Cty. Gen. Auth. Rev. Bonds, 4.60%, put 6/3/02 (Insured: AMBAC)                    3.00  $           605,504
   2,400,000    EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) VRDN, 2.25%, (LOC: PNC Bank) (Note C)       2.25            2,400,000
   1,200,000    Higher Educ. Rev. Bonds (Carlow College) Ser. B2, 2.15%, put 11/1/02 (LOC: PNC Bank)      2.15            1,200,000
   2,450,000    Higher Educ. Rev. Bonds (Messiah College) Ser. C2, 2.15%, put 11/1/02 (LOC: PNC Bank)     2.15            2,450,000
   2,800,000    Higher Educ. Rev. Bonds (Wilkes College) Ser. B8, 2.15%, put 11/1/02 (LOC: PNC Bank)      2.15            2,800,000
   1,700,000    IDR Bonds (Henry H. Ottens Mfg. Proj.) VRDN, 2.20%
                (LOC: First Union National Bank) (Note C)                                                 2.20            1,700,000
     800,000    Lehigh Cty. Gen. Purpose Auth. Rev. Bonds (Wiley House) 9.50%, due 11/1/01,
                prerefunded @ 102 (Note D)                                                                3.50              816,000
   2,575,000    Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Philadelphia Geriatric)
                VRDN, 2.15% (LOC: Allied Irish Bank) (Note C)                                             2.15            2,575,000
   3,450,000    Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.) Ser.1999A VRDN, 2.25%
                (LOC: PNC Bank) (Note C)                                                                  2.25            3,450,000
                                                                                                                     --------------
                                                                                                                         30,816,504
                                                                                                                     --------------

                RHODE ISLAND--0.4%
   2,500,000    Ind. Fac. Corp. IDR Bonds (NFA Corp. Proj.) VRDN, 2.30% (LOC: Bank of Boston) (Note C)    2.30            2,500,000
                                                                                                                     --------------

                SOUTH CAROLINA--4.9%
     200,000    Anderson Cty. Hosp. Facs. Rev. Bonds (Anderson Area Medical Center)
                4.63%, due 2/1/02 (Insured: MBIA)                                                         3.55              200,523
   1,900,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98 VRDN, 2.15%
                (LOC: Deutsche Bank) (Note C)                                                             2.15            1,900,000
   4,000,000    Greenville City & County IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.)
                Ser. 97 VRDN, 2.25% (LOC: First Union National Bank) (Note C)                             2.25            4,000,000
   8,000,000    Port Auth. Rev. Bonds (ABN-AMRO Munitops #7) VRDN, 2.07% (LIQ: ABN-AMRO Bank N.V.)
                (Notes C, E)                                                                              2.07            8,000,000
   1,800,000    South Carolina Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) VRDN, 2.25%
                (LOC: First Union National Bank) (Note C)                                                 2.25            1,800,000
   2,030,000    South Carolina Jobs EDA Rev. Bonds (JM Steel Corp. Proj.)  Ser. 1999A VRDN, 2.25%
                (LOC: PNC Bank) (Note C)                                                                  2.25            2,030,000
   4,715,000    South Carolina Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B VRDN, 2.25%
                (LOC: PNC Bank) (Note C)                                                                  2.25            4,715,000
   2,400,000    South Carolina Jobs EDA Rev. Bonds (Klockner Namasco Proj.) VRDN, 2.25%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  2.25            2,400,000
   6,700,000    South Carolina Jobs EDA Rev. Bonds (Zeuna Starker USA, Inc. Proj.) VRDN, 2.15%
                (LOC: Bayerische Landesbank) (Note C)                                                     2.15            6,700,000
                                                                                                                     --------------
                                                                                                                         31,745,523
                                                                                                                     --------------

                SOUTH DAKOTA--2.8%
   3,485,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 2.25%
                (SBPA: Norwest Bank) (Note C)                                                             2.25            3,485,000
   6,400,000    HDA Rev. Bonds (Homeownership Mortgage Bds.) Ser. 2000K, 4.40%, due 11/8/01               4.40            6,400,000
   8,000,000    HDA Rev. Bonds (Homeownership Mortgage Bds.) Ser. C, 3.25%, due 4/3/02                    3.25            8,000,000
                                                                                                                     --------------
                                                                                                                         17,885,000
                                                                                                                     --------------

                TENNESSEE--3.1%
   3,700,000    Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 2.40% (LOC: Nationsbank) (Note C)      2.40            3,700,000
   3,600,000    Henderson  Hsg. IDB (Windsor Park Proj.) VRDN, 2.00% (LIQ: Fannie Mae) (Note C)           2.00            3,600,000
  10,000,000    Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops)
                Ser. 1999-1 VRDN, 2.04% (LIQ: ABN-AMRO N.V.) (Notes C, E)                                 2.04           10,000,000
   3,000,000    Tennergy Corp. Gas Rev. Bonds, 4.50%, due 6/1/02                                          3.40            3,018,675
                                                                                                                     --------------
                                                                                                                         20,318,675
                                                                                                                     --------------

                TEXAS--9.4%
   3,000,000    Amarillo Health Facs. Rev. Bonds, 6.56%, prerefunded @ 102, due 1/28/02 (Note D)          3.75            3,079,845
     250,000    Austin Util. Sys. Rev. Bonds, 9.25%, due 11/15/01                                         4.40              250,450
   5,220,000    Bexar Cty. Hsg. Rev. Bonds
                (Eagle Trust) Ser. 94C4301 VRDN, 2.23% (LIQ: Citibank) (Notes C, E)                       2.23            5,220,000


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                                                                                                                              29

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


$  2,065,000    Brazos Higher Educ. Rev. Bonds, 6.30%, due 11/1/01 (GTY: SLMA)                            4.55  $         2,065,000
     790,000    Del Mar College District GO Bonds, 4.00%, due 8/15/02 (Insured: AMBAC)                    2.85              796,986
     880,000    Dept. of Hsg. & Comm. Affairs Rev. Bonds, Ser. E, 4.90%, due 3/1/02 (Insured: MBIA)       3.40              884,224
     775,000    Frisco GO Bonds, 4.00%, due 2/15/02 (Insured: FGIC)                                       2.35              778,697
     585,000    Garland ISD GO Bonds, 8.00%, due 2/15/02                                                  3.00              594,403
     500,000    Garland ISD GO Bonds, 4.00%, due 2/15/02                                                  3.00              500,816
  16,000,000    GO TRANS, 3.75%, due 8/29/02                                                              2.48           16,164,100
     650,000    Gregory Portland ISD GO Bonds, 5.38%, due 8/15/02                                         2.25              665,730
   1,700,000    Gulf Coast  IDA  Rev. Bonds (Amoco Oil Marine  Proj.) Ser. 1993 VRDN, 2.15% (Note C)      2.15            1,700,000
     800,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1993 VRDN, 2.15% (Note C)                                                            2.15              800,000
   1,900,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994 VRDN, 2.15% (Note C)                                                            2.15            1,900,000
   1,500,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994A VRDN, 2.15% (Note C)                                                           2.15            1,500,000
     500,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1995 VRDN, 2.15% (Note C)                                                            2.15              500,000
     800,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1996 VRDN, 2.15% (Note C)                                                            2.15              800,000
   3,000,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1998 VRDN, 2.15% (Note C)                                                            2.15            3,000,000
     750,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp.Proj.)
                Ser. 1999 VRDN, 2.15%, (LOC: Banque Nationale de Paris) (Note C)                          2.15              750,000
   1,869,000    Houston Airport Rev. Bonds, ABN-AMRO Munitops Trust Cert., Ser.1998-15 VRDN, 2.08%
                (LIQ: ABN-AMRO N.V.) (Notes C, E)                                                         2.08            1,869,000
     210,000    Laredo Sewer System GO Bonds, 8.63%, due 8/15/02 (Insured: MBIA)                          2.80              219,392
     500,000    Lower Neches Valley Auth. Rev. Bonds, 4.50%, due 8/1/02 (Insured: FSA)                    2.90              505,831
     510,000    McKinney GO Bonds, 4.50% due 8/15/02 (Insured: FSA)                                       2.25              518,503
     430,000    McKinney Waterworks & Sewer Sys. GO Bonds, 4.50% due 8/15/02 (Insured: FSA)               2.25              437,168
     230,000    Midlothian GO Bonds, 5.88%, due 8/15/02 (Insured: AMBAC)                                  2.75              235,535
     600,000    North Central Health Facs. Rev. Bonds (Methodist Hosp. of Dallas ) Ser. B VRDN, 2.05%
                (LIQ: Dexia Credit Local S.A.) (Note C)                                                   2.05              600,000
   3,000,000    Port Corpus Christi IDA Rev. Bonds (Citgo Petroleum) VRDN, 2.15% (LOC: Bank One) (Note C) 2.15            3,000,000
     250,000    Round Rock ISD GO Bonds, 7.50%, due 8/1/02                                                2.60              259,003
   2,000,000    San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
                Ser.1998 VRDN, 2.30% (LOC: Nationsbank N.A.) (Note C)                                     2.30            2,000,000
   3,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) VRDN, 2.25% (LOC: PNC Bank) (Note C)      2.25            3,000,000
     215,000    Spring Branch ISD GO Bonds, 4.00%, due 2/01/02                                            2.90              215,580
     400,000    Spring ISD GO Bonds, 4.35%, due 8/15/02 (Insured: FSA)                                    2.70              405,084
     305,000    University of Texas Systems Rev. Bonds, 4.25%, due 3/15/02 (Insured: FSA)                 2.90              306,483
   4,700,000    Veterans Hsg. Rev. Bonds, Ser. 1994A-1 VRDN, 2.15% (Note C)                               2.15            4,700,000
     500,000    West Side Calhoun Cty. IDA Rev. Bonds (BP Chemicals) VRDN, 2.15% (Note C)                 2.15              500,000
                                                                                                                     --------------
                                                                                                                         60,721,830
                                                                                                                     --------------

                UTAH--0.6%
   2,300,000    Clinton Rev. Bonds (Country Pines Proj.) VRDN, 2.10% (LOC: Bank One) (Note C)             2.10            2,300,000
     905,000    Park City Bldg. Auth. Rev. Bonds, 4.80%, due 12/30/01 (Insured: AMBAC)                    4.25              905,777
   1,000,000    Trementon City IDR Bonds (La-Z-Boy Chair Co. Proj.) Ser. 1990 VRDN, 2.05%
                (LOC: NBD Bank) (Note C)                                                                  2.05            1,000,000
                                                                                                                     --------------
                                                                                                                          4,205,777
                                                                                                                     --------------

                VARIOUS STATES--3.4%
   3,270,000    Greystone Tax Exempt Cert., Ser.1998-2 VRDN, 2.23% (LOC: CS First Boston) (Notes C, E)    2.23            3,270,000
   7,702,885    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2, 2.50% put 10/9/02,
                (LIQ: Pitney Bowes Credit Corp.) (Note E)                                                 2.50            7,702,885
  10,802,538    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2, 2.50% put 10/2/02,
                (LIQ: Pitney Bowes Credit Corp.) (Note E)                                                 2.50           10,802,538
                                                                                                                     --------------
                                                                                                                         21,775,423
                                                                                                                     --------------


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30



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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA--3.3%
$  8,000,000    Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601 VRDN, 2.18% (LIQ: Citibank) (Notes C, E)   2.18   $      8,000,000
   1,700,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 2.25%
                (LOC: Nationsbank) (Note C)                                                               2.25          1,700,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) VRDN, 2.25%
                (LOC: JPMorgan Chase Bank) (Note C)                                                       2.25          2,900,000
   9,000,000    Norfolk  IDA Rev. Notes (Sentara Health Sys. Group) 2.45%, due 11/2/01
                (LIQ: Wachovia Bank)                                                                      2.45          9,000,000
                                                                                                                     ------------
                                                                                                                       21,600,000
                                                                                                                     ------------

                WASHINGTON--5.4%
   2,300,000    EDA Rev. Bonds (Ace Tank  Proj.) VRDN, 2.30% (LOC: US Bank N.A.) (Note C)                 2.30          2,300,000
   3,410,000    EDFA Rev. Bonds (Waste Management Proj.) Ser. 2000I VRDN, 2.30%
                (LOC: Fleet Bank) (Note C)                                                                2.30          3,410,000
     200,000    Health Care Facs. Rev. Bonds, 4.13%, due 8/15/02 (Insured: MBIA)                          2.75            202,119
   7,420,000    Hsg. Fin. Comm. Rev. Bonds (Boardwalk Apts. Proj.) VRDN, 2.30%
                (LOC: US Bank N.A.) (Note C)                                                              2.30          7,420,000
   2,000,000    Hsg. Fin. Comm. Rev. Bonds (Lake Washington Apt. Proj.) VRDN, 2.25%
                (LOC: Bank of America N.A.) (Note C)                                                      2.25          2,000,000
   2,000,000    Hsg. Fin. Comm. Rev. Bonds (Merrill Gardens Proj.) Ser. A VRDN, 2.25%
                (LOC: Fannie Mae) (Note C)                                                                2.25          2,000,000
  10,900,000    Hsg. Fin. Comm. Rev. Bonds (Mill Plain Crossing Proj.) VRDN, 2.1%
                (LOC: Harris Trust & Banking) (Note C)                                                    2.10         10,900,000
   2,250,000    Hsg. Fin. Comm. Rev. Bonds (Oxford Square Apts. Proj.) Ser. A VRDN, 2.30%
                (LOC: US Bank N.A.) (Note C)                                                              2.30          2,250,000
   1,300,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) VRDN, 2.30%
                (LOC: US Bank N.A.) (Note C)                                                              2.30          1,300,000
   1,000,000    Port of Seattle IDR Bonds (Alaska Airlines, Inc.) VRDN, 2.10%
                (LOC: Bank of New York) (Notes C, E)                                                      2.10          1,000,000
   2,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 2.15%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        2.15          2,000,000
     365,000    Univ. Alumni Assoc. Rev. Bonds (Washington Medical Center)
                4.00%, due 8/15/02 (Insured: MBIA)                                                        3.50            370,083
                                                                                                                     ------------
                                                                                                                       35,152,202
                                                                                                                     ------------

                WEST VIRGINIA--2.1%
  13,600,000    Public Energy Auth. (Morgantown Energy Assoc. Proj.) Ser. 1989A, 2.05%, due 11/16/01
                (LOC: Credit Locale de France)                                                            2.05         13,600,000
                                                                                                                     ------------

                WISCONSIN--0.7%
     890,000    Monona Prom. Notes, 3.30%, due 3/1/02 (Insured: MBIA)                                     3.30            890,000
     200,000    Sturtevant GO Bonds, 3.75%, due 4/1/02 (Insured: FSA)                                     3.20            200,283
   3,195,000    Wisconsin Hsg. & Econ. Dev. Auth. Rev. Bonds (MERLOT) Ser. B12 VRDN, 2.18%
                (LIQ: First Union National Bank) (Notes C, E)                                             2.18          3,195,000
                                                                                                                     ------------
                                                                                                                        4,285,283
                                                                                                                     ------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $652,505,586)--100.6%                                                652,505,586

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(0.6)%                                                      (3,749,415)
                                                                                                                     ------------

                NET ASSETS--100.0%                                                                                $    648,756,171
                                                                                                                     ============



                Please see accompanying notes to schedules of investments and financial statements.

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                                                                                                                                31

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                         CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS
                CALIFORNIA--94.4%
$  9,000,000    Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1 VRDN, 1.80%
                (LIQ: JPMorgan Chase Bank) (Notes C, E)                                                   1.80  $         9,000,000
     200,000    Alternative Energy Source Fin. Auth. Rev. Bonds, Ser. 1986 VRDN, 2.25%
                (LOC: Banque Nationale de Paris) (Note C)                                                 2.25              200,000
   4,500,000    Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A VRDN, 1.85% (LOC: KBC Bank) (Note C) 1.85            4,500,000
   6,000,000    Central Valley Schools Fin. Auth. GO TRANS, 4.40%, due 11/29/01                           3.87            6,002,342
   2,000,000    Chula Vista Charter City Rev. Bonds (Home Depot, Inc. Proj.) VRDN, 1.80%
                (LOC: Wachovia Bank) (Note C)                                                             1.80            2,000,000
     550,000    Claremont GO Bonds, 6.13%, due 8/1/02  (Insured: MBIA)                                    2.40              565,041
   5,400,000    Contra Costa Cty. Multi-Family Housing Rev. Bonds (Park Regency) VRDN, 1.75%
                (LOC: State Street) (Note C)                                                              1.75            5,400,000
   5,000,000    Dept. of Water Resources Rev. Bonds, VRDN, 2.00% (LIQ: Landesbank Hessen Theuringen GZ)
                (Notes C, E)                                                                              2.00            5,000,000
   3,000,000    Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1 VRDN, 1.98%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.98            3,000,000
   8,000,000    GO Bonds (CMC) VRDN, 2.05% (LIQ: JPMorgan Chase Bank) (Notes C, E)                        2.05            8,000,000
   9,081,000    Health Fac. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B VRDN, 1.80%
                (SBPA: FGIC) (Note C)                                                                     1.80            9,081,000
   2,000,000    HFA Rev. Bonds, VRDN, 2.00% (LIQ: Salomon Smith Barney) (Notes C, E)                      2.00            2,000,000
   7,450,000    Infrastructure & EDR Bonds (Independent Systems) Ser. B VRDN, 2.50%
                (SBPA: Westdeutsche Landesbank GZ, Bayerische Landesbank GZ,
                JPMorgan Chase Bank) (Note C)                                                             2.50            7,450,000
   7,000,000    Livermore COP Rev. Bonds, VRDN, 1.95% (LIQ: Dexia Credit Local S.A.) (Note C)             1.95            7,000,000
   1,300,000    Los Angeles Community Redev. Agy. Rev. Bonds (Grand Promenade Proj.) VRDN, 1.90%
                (LOC: Bank of America) (Note C)                                                           1.90            1,300,000
     900,000    Los Angeles Cty. IDB (Alameda  Properties) VRDN, 1.95% (LOC: Bank of America) (Note C)    1.95              900,000
   1,500,000    Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B VRDN, 1.70%
                (SBPA: Credit Local de France) (Note C)                                                   1.70            1,500,000
   3,610,000    Los Angeles Hsg. Rev. Bonds, Ser. A VRDN, 1.80% (LOC: FHLB) (Note C)                      1.80            3,610,000
   3,500,000    Los Angeles Hsg. Rev. Bonds, Ser. B, 2.75%, due 6/1/02 (GIC: FGIC)                        2.70            3,500,538
   1,200,000    Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts.) Ser. H VRDN, 1.90%
                (LOC: Bank of America) (Note C)                                                           1.90            1,200,000
   3,900,000    No. Cal. Power Agency Rev. Bonds, 6.54%, prerefunded 9/3/02 @ 102 (Note D)                2.60            4,103,412
   1,500,000    Ontario IDA Rev. Bonds (Winsford Partners) Ser. A VRDN, 1.95% (LOC: Citibank) (Note C)    1.95            1,500,000
     500,000    Orange Cty. Local Trans. GO Bonds, 6.10%, due 2/15/02 prerefunded @ 102 (Note D)          3.02              514,286
   4,000,000    Orange Cty. Spec. Fin. Auth. Rev. Bonds (Teeter Plan) Ser. B VRDN, 1.85%
                (SBPA: First Union National Bank) (Note C)                                                1.85            4,000,000
   1,600,000    PCFA Rev. Bonds (Taormina Industries, Inc. Proj.) Ser. A VRDN, 1.90%
                (LOC: Bank of America) (Note C)                                                           1.90            1,600,000
   1,540,000    PCFA Solid Waste Rev. Bonds (Shell Oil Co. Proj.) Ser. 1996B VRDN, 1.70% (Note C)         1.70            1,540,000
   4,400,000    Port of Oakland Rev. Bonds, Ser. A, 2.35%, due 11/5/01 (LOC: 67% Commerzbank AG;
                33% Bank of Nova Scotia)                                                                  2.35            4,400,000
   1,300,000    Port of Oakland Rev. Bonds, Ser. A, 2.20%, due 11/7/01 (LOC: 67% Commerzbank AG;
                33% Bank of Nova Scotia)                                                                  2.20            1,300,000
   6,000,000    RANS, VRN, 1.90%, due 11/1/01 (Note A)                                                    1.90            6,000,000
   1,180,000    Riverside Cty. COP Rev. Bonds, Ser. D VRDN, 1.85% (LOC: Commerzbank AG) (Note C)          1.85            1,180,000
   1,925,000    Riverside Cty. IDA Rev. Bonds (Merrick Engineering, Inc.) VRDN, 1.95%
                (LOC: Wells Fargo Bank) (Note C)                                                          1.95            1,925,000
   3,910,000    Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS VRDN, 1.93%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.93            3,910,000
   2,000,000    Sacramento MUD (MERLOT) Ser. 2000 A10 VRDN, 1.98%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.98            2,000,000
   4,000,000    Sacramento MUD Elec. Rev. Bonds (Muni Trust Receipts) Ser. SGB4 VRDN, 1.93%
                (LIQ: Societe Generale) (Notes C, E)                                                      1.93            4,000,000
   4,200,000    San Bernadino Cty. COP (County Center Refining Proj.) VRDN, 1.75%
                (LOC: Commerzbank AG) (Note C)                                                            1.75            4,200,000
  11,000,000    San Diego Hsg. Auth. BANS (Island Village Apts.) 2.60%, due 12/31/01
                (GIC: Bayerische Hypo -und Vereinsbank AG)                                                2.60           11,000,000
   1,100,000    San Dimas Redev. IDB Rev. Bonds (French Co. Proj.) VRDN, 1.95%
                (LOC: Credit Commerciale de France) (Note C)                                              1.95            1,100,000
     938,000    Santa Clara Cty. Hosp. Facs. Rev. Bonds (El Camino Hosp.) VRDN, 1.95%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.95              938,000


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32

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                         CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


$    800,000    Santa Cruz Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts.) Ser. A VRDN, 1.75%
                (LOC: Wells Fargo Bank) (Note C)                                                          1.75 $            800,000
   8,000,000    School Cash Reserve Prog. Auth., Ser. A, 4.00%, due 7/3/02  (Insured: AMBAC)              2.65            8,070,325
   1,800,000    School Fac. Fin. Corp. COP (Capital Improvement ) Ser. D VRDN, 1.90%
                (LOC: KBC Bank) (Note C)                                                                  1.90            1,800,000
   3,500,000    Southern Cal. Pub. Power Auth. Rev. Bonds (Palo Verde Proj.) Ser. B VRDN, 1.70%
                (SBPA: JPMorgan Chase Bank) (Note C)                                                      1.70            3,500,000
   7,100,000    Southern Cal. Pub. Power Auth. Rev. Bonds (Southern Transmission) VRDN, 1.70%
                (LOC: Barclays Bank) (Note C)                                                             1.70            7,100,000
   5,000,000    Stanislaus Waste To Energy Rev. Bonds (Ogden Martin Proj.) VRDN, 1.80%
                (SBPA: JPMorgan Chase Bank) (Note C)                                                      1.80            5,000,000
   6,000,000    Statewide CDA Rev. Bonds (Fairfax Towers Proj.) Ser. A VRDN, 1.90%
                (LOC: Fannie Mae) (Note C)                                                                1.90            6,000,000
  13,500,000    Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M VRDN, 1.95% (LOC: Fannie Mae) (Note C) 1.95           13,500,000
   7,800,000    Transit Fin. Auth. Rev. Bonds, Ser. 1997 VRDN, 1.80% (SBPA: CS First Boston) (Note C)     1.80            7,800,000
  11,500,000    Univ. of Cal. Board of Regents, CP Notes, Ser. A, 2.30%, due 11/6/01                      2.30           11,500,000
   6,100,000    Watereuse Fin. Auth. Rev. Bonds, VRDN, 1.80% (SBPA: CS First Boston) (Note C)             1.80            6,100,000
  10,900,000    West Basin Muni. Water Dist. Rev. Bonds (Phase III Recycled Water) Ser. A VRDN, 1.70%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.70           10,900,000
                                                                                                                     --------------
                                                                                                                        218,489,944
                                                                                                                     --------------
                PUERTO RICO--5.0%
   4,705,000    Children's Trust Fund Rev. Bonds (Tobacco ROC 39) VRDN, 2.13%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  2.13            4,705,000
   7,000,000    Commonwealth TOC's Trust, Ser. 2001-1, 2.73%, put 8/1/02 (LIQ: Commerzbank AG) (Note E)   2.73            7,000,000
                                                                                                                     --------------
                                                                                                                         11,705,000
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $230,194,944)--99.4%                                                   230,194,944

                OTHER ASSETS AND LIABILITIES, NET--0.6%                                                                    1,288,417
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $     231,483,361
                                                                                                                     ==============


                        Please see accompanying notes to schedules of investments and financial statements.


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                                                                                                                                33



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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                        NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO O SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS
                NEW YORK--87.7%

$  4,500,000    Babylon IDA Rev. Bonds (Ogden Martin Proj.) VRDN, 1.75%
                (SBPA: JPMorgan Chase Bank) (Note C)                                                      1.75            4,500,000
     495,000    Dorm. Auth. Rev. Bonds (FFT Senior Community Inc.)
                Ser. A VRDN, 2.00% (LOC: KBC Bank) (Note C)                                               2.00              495,000
   1,900,000    Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30 VRDN, 2.06% (LOC: KBC Bank) (Notes C, E)         2.06            1,900,000
   2,000,000    Dorm. Auth. Rev. Bonds (Mt. Sinai Hosp.) 2.00%, due 11/16/01 (LOC: JPMorgan Chase Bank)   2.00            2,000,000
   1,250,000    Dorm. Auth. Rev. Bonds (State Univ.) Ser. B, 6.60%, due 11/1/01
                (Escrowed to Maturity) (Note D)                                                           6.60            1,250,000
   4,200,000    Energy Research & Dev. Auth. PCR Bonds (Orange & Rockland Ctys.) Ser. A VRDN, 1.75%
                (LIQ: Societe Generale) (Note C)                                                          1.75            4,200,000
     900,000    Energy Research & Dev. Auth. Rev. Bonds (Niagara Mohawk Power), Ser. 1985C VRDN, 2.00%
                (LOC: Bank One) (Note C)                                                                  2.00              900,000
     600,000    Energy Research & Dev. Auth. Rev. Bonds (Niagara Mohawk Power), Ser. 1986A VRDN, 2.05%
                (LOC: Bank One) (Note C)                                                                  2.05              600,000
   3,580,000    Energy Research & Dev. Auth. Rev. Bonds (Rochester Gas & Elec. Corp.), Ser. B VRDN, 1.80%
                (LIQ: CS First Boston) (Note C)                                                           1.80            3,580,000
     250,000    Env. Facs. Rev. Bonds, 6.00%, due 5/15/02                                                 2.10              255,168
   2,000,000    Erie Cty. Water Auth. Rev. Bonds, Ser. A VRDN, 1.75%
                (SBPA: National Australia Bank) (Note C)                                                  1.75            2,000,000
   2,805,000    Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A VRDN, 1.95% (LOC: FHLB) (Note C)    1.95            2,805,000
   4,100,000    HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A VRDN, 1.90% (LOC: Fleet Bank) (Note C)    1.90            4,100,000
   1,400,000    HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A VRDN, 1.90% (LOC: FHLB) (Note C)           1.90            1,400,000
   1,100,000    HFA Rev. Bonds (Normandie Court) VRDN, 1.70%
                (LOC: Landesbank Hessen Thueringen GZ) (Note C)                                           1.70            1,100,000
     945,000    HFA Rev. Bonds (Nursing Home & Health Care Proj.)
                Ser. A, 4.00%, due 11/1/01 (Insured: MBIA)                                                4.00              945,000
   4,000,000    HFA Rev. Bonds (Saxony Proj.) Ser. A VRDN, 1.75% (LOC: Fannie Mae) (Note C)               1.75            4,000,000
     220,000    Katonah-Lewisboro UFSD GO Bonds, Ser. B, 5.00%, due 11/1/01 (Insured: FSA)                5.00              220,000
   2,000,000    Local Govt. Assistance Corp., Ser. D VRDN, 1.70% (LOC: Societe Generale) (Note C)         1.70            2,000,000
   4,100,000    Local Govt. Assistance Corp., Ser. G VRDN, 1.75% (LOC: Bank of Nova Scotia) (Note C)      1.75            4,100,000
   3,500,000    Local Govt. Assistance Corp., VRDN, 1.65% (LOC: Bayerische Landesbank GZ) (Note C)        1.65            3,500,000
     540,000    Lockport Pub. Imp. GO Bonds, 4.00%, due 8/15/02 (Insured: FSA)                            2.60              545,809
     200,000    Middletown CSD GO Notes, 4.75%, due 11/1/01 (Insured: FGIC)                               4.75              200,000
   2,200,000    Monroe Cty. GO Bonds, 5.25%, due 3/1/02                                                   2.50            2,219,590
   1,870,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A11 VRDN, 2.06%
                (LIQ: First Union National Bank) (Notes C, E)                                             2.06            1,870,000
   1,700,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A33 VRDN, 2.06%
                (LIQ: First Union National Bank) (Notes C, E)                                             2.06            1,700,000
   1,095,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. B03 VRDN, 2.11%
                (LIQ: First Union National Bank) (Notes C, E)                                             2.11            1,095,000
     500,000    Mortgage Agency Rev. Bonds (Muni Trust Rec.) Ser. CMC1 VRDN, 2.00%
                (LIQ: JPMorgan Chase Bank) (Notes C, E)                                                   2.00              500,000
     935,000    Mortgage Agency Rev. Bonds (Twenty Ninth St. Proj.) 3.55%, due 4/1/02                     3.55              935,000
   1,000,000    Nassau Cty. Interim Fin. Auth. BANS, Ser. A1, 5.00%, due 12/19/01                         4.10            1,001,136
   4,005,000    NYC Cultural Res. Rev. Bonds (American Museum of Natural History) Ser. B VRDN, 1.75%
                (SBPA: CS First Boston) (Note C)                                                          1.75            4,005,000
   1,400,000    NYC Cultural Res. Rev. Bonds (Museum of Broadcasting) VRDN, 1.70% (LOC: KBC Bank) (Note C)1.70            1,400,000
   2,300,000    NYC GO Bonds, Ser. 1993 E6 VRDN, 1.90% (LIQ: FGIC)                                        1.90            2,300,000
   1,100,000    NYC GO Bonds, Ser. 1993-4-1 VRDN, 2.00% (LOC: State Street Bank)                          2.00            1,100,000
   4,000,000    NYC GO Bonds, Ser. 1994 A6 VRDN, 1.70% (LOC: Landesbank Hessen Thueringen GZ) (Note C)    1.70            4,000,000
   2,800,000    NYC GO Bonds, Ser. 1994 E VRDN, 2.00% (LOC: State Street Bank) (Note C)                   2.00            2,800,000
   2,130,000    NYC GO Bonds, Ser. 1994 VRDN, 1.75% (LOC: Bayerische Landesbank GZ) (Note C)              1.75            2,130,000
     640,000    NYC GO Bonds, Series A, 7.50% due 8/1/02 prerefunded @101.5 (Note D)                      2.10              674,932
     305,000    NYC GO Bonds, Series B, 5.70% due 8/15/02 (Escrowed to Maturity) (Note D)                 2.55              312,412
     200,000    NYC GO Bonds, Series F, 8.25% due 11/15/01 prerefunded @101.5 (Note D)                    3.42              203,359
     200,000    NYC GO Bonds, Series H, 7.10% due 2/1/02  prerefunded @101.5 (Note D)                     3.40              204,922
   2,000,000    NYC HDC Rev. Bonds (15th St. Proj.) VRDN, 1.75%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.75            2,000,000
   3,000,000    NYC HDC Rev. Bonds (Brittany Dev.) Ser. A VRDN, 1.75% (LIQ: Fannie Mae) (Note C)          1.75            3,000,000
   2,000,000    NYC HDC Rev. Bonds (Broadway Proj.) VRDN, 1.75%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.75            2,000,000
     700,000    NYC IDA Rev. Bonds (USA Waste Services) VRDN, 2.00% (LOC: JPMorgan Chase Bank) (Note C)   2.00              700,000
   1,000,000    NYC Muni Water Fin. Auth. (Muni Trust Receipts) VRDN, 1.98%
                (LIQ: Societe Generale) (Notes C, E)                                                      1.98            1,000,000
   1,000,000    NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2 VRDN, 1.85% (
                LIQ: JPMorgan Chase Bank) (Note C)                                                        1.85            1,000,000


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34

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                        NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO O SCHEDULE OF INVESTMENTS
                                                 October 31, 2001

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  5,000,000    NYC Transitional Fin. Auth. Recovery Notes, Ser. A, 3.25%, due 10/2/02                    2.13  $         5,050,296
   1,000,000    NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 1.98%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  1.98            1,000,000
   2,000,000    NYC Transitional Fin. Auth. Rev. Bonds Ser. A VRDN, 1.80% (LIQ: Bank One) (Note C)        1.80            2,000,000
   4,500,000    NYC Transitional Fin. Auth. Rev. Bonds, Ser. A1 VRDN, 1.80%
                (LIQ: Commerzbank AG) (Notes C, E)                                                        1.80            4,500,000
   1,300,000    NYC Transitional Fin. Auth. Rev. Bonds, Ser. L29 VRDN, 1.90%
                (LIQ: Lehman Brothers) (Notes C, E)                                                       1.90            1,300,000
     225,000    Peekskill GO Bonds, 6.00%, due 3/15/02 (Insured: FSA)                                     3.18              227,257
   1,000,000    Port Authority of NY & NJ (Special Oblig. MERLOTS) Ser. B05 VRDN, 2.08%
                (LIQ: First Union National Bank) (Notes C, E)                                             2.08            1,000,000
     800,000    Port Authority of NY & NJ, Ser. 1996-1R VRDN, 2.15%
                (SBPA: Bayerische Landesbank GZ) (Note C)                                                 2.15               800,000
   1,000,000    Port Authority of NY & NJ, Ser. 1996-5 VRDN, 2.10%
                (SBPA: Bayerische Landesbank GZ) (Note C)                                                 2.10            1,000,000
     300,000    Schenectady GO Bonds, 4.00%, due 8/15/02 (Insured: AMBAC)                                 2.45              303,589
   2,365,000    Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.)
                Ser. 1987 VRDN, 1.85% (LOC: Scotia Bank) (Note C)                                         1.85            2,365,000
   1,000,000    Thruway Auth. Emergency Construction Rev. Bonds, 4.90%, due 3/1/02 (Insured: FGIC)        2.10            1,009,143
   5,000,000    Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305 VRDN, 1.98%
                (LIQ: Citibank) (Notes C, E)                                                              1.98            5,000,000
   1,700,000    Triborough Bridge & Tunnel Auth. GO RANS, Ser. 2000A VRDN, 1.90%
                (SBPA: Bank of New York) (Note C)                                                         1.90            1,700,000
   4,500,000    Triborough Bridge & Tunnel Auth. (Trust Receipts), Ser. N17 VRDN, 1.90%
                (SBPA: Bank of New York) (Notes C, E)                                                     1.90            4,500,000
                                                                                                                     --------------
                                                                                                                        116,502,613
                                                                                                                     --------------
                PUERTO RICO--11.8%
   4,700,000    Commonwealth TOC's Trust, Ser. 2001-1, 2.73%, put 8/1/02 (LIQ: Commerzbank AG) (Note E)   2.73            4,700,000
   6,000,000    Highway & Transportation Auth. Rev. Bonds (ROC) VRDN, 1.93%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  1.93            6,000,000
   5,000,000    TRANS, 3.00%, due 7/30/02                                                                 2.08            5,033,685
                                                                                                                     --------------
                                                                                                                         15,733,685
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (Cost $132,236,298)--99.5%                                                   132,236,298

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                      657,564
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $     132,893,862
                                                                                                                     ==============


                        Please see accompanying notes to schedules of investments and financial statements.


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                                                                              35


                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 2001

         (A) Variable rate securities. The rates shown are the current rates on October 31, 2001. Dates shown represent the next interest reset date.

         (B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2001, the aggregate market value of these securities, valued at amortized cost, is $474,000,000, representing 6.0% of net assets of the Money Market Portfolio and $75,000,000, representing 6.3% of net assets of the U.S. Government Portfolio.

         (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
         (D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
         (E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2001, these securities amounted to $2,318,617,888, or 29.6% of net assets of the Money Market Portfolio, $105,139,423 or 16.2% of net assets of the Municipal Portfolio, $48,615,000 or 21.0% of net assets of the California Municipal Money Market Portfolio, and $36,065,000 or 27.1% of net assets of the New York Municipal Money Market Portfolio.
         (F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

                          DESCRIPTION OF ABBREVIATIONS

AMBAC     American Municipal Bond Assurance Corporation
BANS      Bond Anticipation Note
COP       Certificates of Participation
CP        Commercial Paper
CDA       Community Development Authority
CSD       Central School District
DFA       Developmental Finance Authority
EDA       Economic Development Authority
EDC       Economic Development Corporation
EDFA      Economic Developmental Finance Authority
EDR       Economic Development Revenue
FGIC      Financial Guaranty Insurance Company
FHLB      Federal Home Loan Bank
FSA       Financial Security Assurance Inc.
GIC       Guaranteed Investment Contract
GNMA      Government National Mortgage Association
GO        General Obligation
GTY       Guarantee
HDA       Housing Development Authority
HDC       Housing Development Corp.
HEFA      Health & Education Facilities Authority
HFA       Housing Finance Authority
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDC       Industrial Development Corporation
IDR       Industrial Development Revenue Bond
IFA       Industrial Finance Authority
IRB       Industrial Revenue Bonds
ISD       Independent School District
LIQ       Liquidity Agreement
LLC       Limited Liability Corporation
LOC       Letter of Credit
LP        Limited Partnership
MBIA      Municipal Bond Investors Assurance Insurance Corporation
MUD       Municipal Urban Development
PCFA      Pollution Control Finance Authority
PCR       Pollution Control Revenue Bond
PLC       Public Limited Company
RANS      Revenue Anticipation Notes
ROC       Reset Option Certificate
SBPA      Standby Bond Purchase Agreement
SD        School District
SFM       Single Family Mortgage
SLMA      Student Loan Marketing Association
TANS      Tax Anticipation Notes
TRANS     Tax Revenue Anticipation Notes
UFSD      United Free School District
VRDN      Variable Rate Demand Note
VRN       Variable Rate Note

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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                         Report of Independent Auditors


Shareholders and Board of Directors
TD Waterhouse Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TD Waterhouse Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the TD Waterhouse Family of Funds, Inc. at October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.





New York, New York
December 4, 2001


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